UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3174
                                   --------------------------------------------

                           Touchstone Tax-Free Trust
------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

         221 East Fourth Street, Cincinnati, Ohio 45202
-------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

         Michael S. Spangler, 221 East Fourth Street, Cincinnati, Ohio 45202
-------------------------------------------------------------------------------
                           (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                   ----------------------------

Date of fiscal year end:   6/30/04
                        --------------------

Date of reporting period:  12/31/03
                         -------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semiannual Report


[GRAPHIC]




                                                   December 31, 2003 (Unaudited)
--------------------------------------------------------------------------------


[LOGO] TOUCHSTONE
       INVESTMENTS

--------------------------------------------------------------------------------
                           SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

Touchstone California Tax-Free Money Market Fund

Touchstone Florida Tax-Free Money Market Fund

Touchstone Ohio Insured Tax-Free Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Intermediate Term Fund

Touchstone Tax-Free Money Market Fund



       Research    o    Design    o    Select    o    Monitor

--------------------------------------------------------------------------------
                                 Tax-Exempt
--------------------------------------------------------------------------------

TABLE OF CONTENTS
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                           3
--------------------------------------------------------------------------------
Statements of Operations                                                       8
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                           11
--------------------------------------------------------------------------------
Financial Highlights                                                          16
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 25
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
        California Tax-Free Money Market Fund                              35-37
--------------------------------------------------------------------------------
        Florida Tax-Free Money Market Fund                                 38-39
--------------------------------------------------------------------------------
        Ohio Insured Tax-Free Fund                                         40-41
--------------------------------------------------------------------------------
        Ohio Tax-Free Money Market Fund                                    42-46
--------------------------------------------------------------------------------
        Tax-Free Intermediate Term Fund                                    47-49
--------------------------------------------------------------------------------
        Tax-Free Money Market Fund                                         50-51
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            52
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)
===============================================================================================
                                                                   CALIFORNIA        FLORIDA
                                                                    TAX-FREE        TAX-FREE
                                                                  MONEY MARKET     MONEY MARKET
                                                                      FUND            FUND
-----------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .........................................    $ 81,923,449     $ 26,011,447
                                                                  =============================
   At market value ...........................................    $ 81,923,449     $ 26,011,447
Cash .........................................................          72,457           58,202
Interest receivable ..........................................         295,614          102,366
Other assets .................................................             515            1,230
                                                                  -----------------------------
TOTAL ASSETS .................................................      82,292,035       26,173,245
                                                                  -----------------------------

LIABILITIES
Dividends payable ............................................              --            9,116
Payable to Advisor ...........................................          32,433           11,651
Payable to affiliates ........................................          10,012            4,961
Other accrued expenses and liabilities .......................          45,457           38,262
                                                                  -----------------------------
TOTAL LIABILITIES ............................................          87,902           63,990
                                                                  -----------------------------

NET ASSETS ...................................................    $ 82,204,133     $ 26,109,255
                                                                  =============================

NET ASSETS CONSIST OF:
Paid-in capital ..............................................    $ 82,206,949     $ 26,109,843
Undistributed net investment income ..........................             104               --
Accumulated net realized losses from security transactions ...          (2,920)            (588)
                                                                  -----------------------------

NET ASSETS ...................................................    $ 82,204,133     $ 26,109,255
                                                                  =============================

Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....      82,207,231       26,109,831
                                                                  =============================
Net asset value, offering price and redemption price per share    $       1.00     $       1.00
                                                                  =============================

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)
===============================================================================================
                                                                      OHIO             OHIO
                                                                     INSURED         TAX-FREE
                                                                    TAX-FREE       MONEY MARKET
                                                                      FUND             FUND
-----------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .........................................    $ 59,221,291     $414,227,209
                                                                  =============================
   At market value ...........................................    $ 64,759,989     $414,227,209
Cash .........................................................           7,601               --
Interest receivable ..........................................         434,082          985,027
Receivable for capital shares sold ...........................           2,596               --
Receivable for securites sold ................................       1,464,375               --
Other assets .................................................           5,407            2,242
                                                                  -----------------------------
TOTAL ASSETS .................................................      66,674,050      415,214,478
                                                                  -----------------------------

LIABILITIES
Bank overdraft ...............................................              --          169,075
Dividends payable ............................................          85,806          132,998
Payable to Advisor ...........................................          25,651          158,025
Payable to affiliates ........................................          10,013           29,153
Payable for capital shares redeemed ..........................           4,611               --
Payable for securities purchased .............................       1,690,344               --
Other accrued expenses and liabilities .......................          67,802           92,613
                                                                  -----------------------------
TOTAL LIABILITIES ............................................       1,884,227          581,864
                                                                  -----------------------------

NET ASSETS ...................................................    $ 64,789,823     $414,632,614
                                                                  =============================

NET ASSETS CONSIST OF:
Paid-in Capital ..............................................    $ 59,159,198     $414,621,204
Accumulated net realized gains from security transactions ....          91,927           11,410
Net unrealized appreciation on investments ...................       5,538,698               --
                                                                  -----------------------------

NET ASSETS ...................................................    $ 64,789,823     $414,632,614
                                                                  =============================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ......................    $ 56,862,094     $         --
                                                                  =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....       4,676,347               --
                                                                  =============================
Net asset value and redemption price per share ...............    $      12.16     $         --
                                                                  =============================
Maximum offering price per share .............................    $      12.77     $         --
                                                                  =============================

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ......................    $    369,100     $         --
                                                                  =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....          30,268               --
                                                                  =============================
Net asset value and redemption price per share* ..............    $      12.19     $         --
                                                                  =============================
Maximum offering price per share .............................    $      12.19     $         --
                                                                  =============================

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
===============================================================================================
                                                                      OHIO             OHIO
                                                                     INSURED         TAX-FREE
                                                                    TAX-FREE       MONEY MARKET
                                                                      FUND             FUND
-----------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ......................    $  7,558,629     $         --
                                                                  =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....         619,519               --
                                                                  =============================
Net asset value and redemption price per share* ..............    $      12.20     $         --
                                                                  =============================
Maximum offering price per share .............................    $      12.20     $         --
                                                                  =============================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares .......................    $         --     $174,694,981
                                                                  =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....              --      174,680,802
                                                                  =============================
Net asset value, offering price and redemption price per share*   $         --     $       1.00
                                                                  =============================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares ................    $         --     $239,937,633
                                                                  =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....              --      239,926,791
                                                                  =============================
Net asset value, offering price and redemption price per share*   $         --     $       1.00
                                                                  =============================

* Redemption price per share varies by length of time shares are held. See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)
===============================================================================================
                                                                    TAX-FREE         TAX-FREE
                                                                  INTERMEDIATE     MONEY MARKET
                                                                    TERM FUND          FUND
-----------------------------------------------------------------------------------------------
ASSETS
Investment securities:

   At amortized cost .........................................    $ 35,658,140     $ 32,485,990
                                                                  =============================
   At market value ...........................................    $ 37,683,732     $ 32,485,990
Cash .........................................................           4,154           50,927
Interest receivable ..........................................         412,280          132,391
Receivable for capital shares sold ...........................          18,473               --
Receivable for securities sold ...............................         536,170               --
Other assets .................................................          11,615           10,976
                                                                  -----------------------------
TOTAL ASSETS .................................................      38,666,424       32,680,284
                                                                  -----------------------------

LIABILITIES
Dividends payable ............................................          30,150              169
Payable to Advisor ...........................................          15,190           12,028
Payable to affiliates ........................................           8,855            9,400
Payable for capital shares redeemed ..........................          75,837               --
Other accrued expenses and liabilities .......................          66,990           51,710
                                                                  -----------------------------
TOTAL LIABILITIES ............................................         197,022           73,307
                                                                  -----------------------------

NET ASSETS ...................................................    $ 38,469,402     $ 32,606,977
                                                                  =============================

NET ASSETS CONSIST OF:
Paid-in Capital ..............................................    $ 36,416,022     $ 32,595,783
Undistributed net investment income ..........................              --              310
Undistributed net realized gains from security transactions ..          27,788           10,884
Net unrealized appreciation on investments ...................       2,025,592               --
                                                                  -----------------------------
NET ASSETS ...................................................    $ 38,469,402     $ 32,606,977
                                                                  =============================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ......................    $ 33,288,274     $ 19,272,097
                                                                  =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....       2,902,378       19,276,790
                                                                  =============================
Net asset value and redemption price per share ...............    $      11.47     $       1.00
                                                                  =============================
Maximum offering price per share .............................    $      12.04     $         --
                                                                  =============================

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ......................    $    478,677     $         --
                                                                  =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....          41,714               --
                                                                  =============================
Net asset value and redemption price per share* ..............    $      11.48     $         --
                                                                  =============================
Maximum offering price per share .............................    $      11.48     $         --
                                                                  =============================

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
===============================================================================================
                                                                    TAX-FREE         TAX-FREE
                                                                  INTERMEDIATE     MONEY MARKET
                                                                    TERM FUND          FUND
-----------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES

Net assets applicable to Class C shares ......................    $  4,702,451     $         --
                                                                  =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....         409,874               --
                                                                  =============================
Net asset value and redemption price per share* ..............    $      11.47     $         --
                                                                  =============================
Maximum offering price per share .............................    $      11.47     $         --
                                                                  =============================

PRICING OF CLASS S SHARES
Net assets applicable to Class S shares ......................    $         --     $ 13,334,880
                                                                  =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .....              --       13,330,106
                                                                  =============================
Net asset value and redemption price per share* ..............    $         --     $       1.00
                                                                  =============================

* Redemption price per share varies by length of time shares are held. See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
================================================================================
                                                   CALIFORNIA        FLORIDA
                                                    TAX-FREE         TAX-FREE
                                                  MONEY MARKET     MONEY MARKET
                                                      FUND             FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..............................    $    361,521     $    166,783
                                                  -----------------------------

EXPENSES
Investment advisory fees .....................         178,234           76,155
Distribution expenses ........................          89,117           38,077
Transfer agent fees ..........................          16,433            6,000
Accounting services fees .....................          15,000           12,000
Custodian fees ...............................          11,185            2,354
Reports to shareholders ......................           1,107               --
Postage and supplies .........................             201              327
Professional fees ............................           9,324            7,254
Administration ...............................          19,587            8,382
Pricing expenses .............................           4,937            2,259
Registration fees ............................           1,663              758
Trustees' fees and expenses ..................           4,518            4,546
Other expense ................................           2,509            1,109
                                                  -----------------------------
TOTAL EXPENSES ...............................         353,815          159,221
Fees waived by the Advisor ...................         (87,192)         (45,324)
                                                  -----------------------------
NET EXPENSES .................................         266,623          113,897
                                                  -----------------------------

NET INVESTMENT INCOME ........................          94,898           52,886
                                                  -----------------------------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS          (3,556)            (480)
                                                  -----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...    $     91,342     $     52,406
                                                  =============================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
================================================================================
                                                       OHIO             OHIO
                                                     INSURED          TAX-FREE
                                                     TAX-FREE       MONEY MARKET
                                                       FUND             FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..............................    $  1,551,559     $  2,294,910
                                                  -----------------------------

EXPENSES
Investment advisory fees .....................         165,144          900,683
Distribution expenses, Class A ...............          72,858               --
Distribution expenses, Class B ...............           1,698               --
Distribution expenses, Class C ...............          37,157               --
Distribution expenses, Retail class ..........              --          208,060
Transfer agent fees, Class A .................          10,580               --
Transfer agent fees, Class B .................           6,000               --
Transfer agent fees, Class C .................           6,000               --
Transfer agent fees, Retail class ............              --           26,665
Transfer agent fees, Institutional class .....              --            6,000
Accounting services fees .....................          22,500           30,750
Registration fees, Class A ...................           2,121               --
Registration fees, Class B ...................           1,800               --
Registration fees, Class C ...................           1,430               --
Registration fees, Retail Class ..............              --           10,324
Reports to shareholders ......................             443               --
Postage and supplies .........................          15,572           33,906
Professional fees ............................          10,375            9,055
Custodian fees ...............................           6,362           25,742
Pricing expenses .............................           4,398           10,207
Administration fees ..........................          18,165           98,678
Trustees' fees and expenses ..................           4,469            4,533
Other expenses ...............................             689            3,649
                                                  -----------------------------
TOTAL EXPENSES ...............................         387,761        1,368,252
Fees waived by the Advisor ...................        (110,860)        (113,882)
                                                  -----------------------------
NET EXPENSES .................................         276,901        1,254,370
                                                  -----------------------------

NET INVESTMENT INCOME ........................       1,274,658        1,040,540
                                                  -----------------------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from security transactions        (157,636)              --
Net change in unrealized appreciation/
  depreciation on investments ................        (271,174)              --
                                                  -----------------------------
NET REALIZED AND UNREALIZED LOSSES
  ON INVESTMENTS                                      (428,810)              --
                                                  -----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...    $    845,848     $  1,040,540
                                                  =============================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
================================================================================
                                                    TAX-FREE         TAX-FREE
                                                  INTERMEDIATE     MONEY MARKET
                                                   TERM FUND           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..............................    $    883,528     $    225,472
                                                  -----------------------------

EXPENSES
Investment advisory fees .....................          99,064           83,820
Distribution expenses, Class A ...............          42,978           23,980
Distribution expenses, Class B ...............           2,014               --
Distribution expenses, Class C ...............          24,202               --
Distribution expenses, Class S ...............              --           43,033
Transfer agent fees, Class A .................          14,700           12,094
Transfer agent fees, Class B .................           6,000               --
Transfer agent fees, Class C .................           6,000               --
Transfer agent fees, Class S .................              --            6,000
Accounting services fees .....................          19,500           15,750
Registration fees, Class A ...................           5,053            5,893
Registration fees, Class B ...................           3,989               --
Registration fees, Class C ...................           4,463               --
Registration fees, Class S ...................              --            9,714
Postage and supplies .........................          18,247           12,229
Professional fees ............................          10,388            9,270
Custodian fees ...............................           3,226            3,552
Pricing expenses .............................           4,558            2,884
Administration fees ..........................          10,897            9,231
Trustees' fees and expenses ..................           4,251            4,469
Other expenses ...............................             987              224
                                                  -----------------------------
TOTAL EXPENSES ...............................         280,517          242,143
Fees waived by the Advisor ...................         (65,209)         (74,747)
                                                  -----------------------------
NET EXPENSES .................................         215,308          167,396
                                                  -----------------------------

NET INVESTMENT INCOME ........................         668,220           58,076
                                                  -----------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions          126,017               12
Net change in unrealized appreciation/
  depreciation on investments ................        (734,577)              --
                                                  -----------------------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS ....................        (608,560)              12
                                                  -----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...    $     59,660     $     58,088
                                                  =============================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================================================
                                                     CALIFORNIA                              FLORIDA
                                                      TAX-FREE                              TAX-FREE
                                                    MONEY MARKET                          MONEY MARKET
                                                        FUND                                  FUND
                                         -----------------------------------------------------------------------
                                           SIX MONTHS                            SIX MONTHS
                                              ENDED              YEAR               ENDED             YEAR
                                           DECEMBER 31,         ENDED            DECEMBER 31,         ENDED
                                              2003             JUNE 30,             2003             JUNE 30,
                                           (UNAUDITED)           2003            (UNAUDITED)           2003
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...............    $       94,898     $      491,326     $       52,886     $      198,377
Net realized gains (losses) from
   security transactions ............            (3,556)               251               (480)             7,941
                                         -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS .......................            91,342            491,577             52,406            206,318
                                         -----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ..........           (94,794)          (491,598)           (52,886)          (198,377)
From net realized gains .............                --             (5,641)                --                 --
                                         -----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ....           (94,794)          (497,239)           (52,886)          (198,377)
                                         -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ...........       108,740,357        231,465,121         26,910,481         60,228,779
Reinvested distributions ............            95,139            481,616             10,597             69,053
Payments for shares redeemed ........       (96,973,158)      (246,001,399)       (30,467,977)       (48,777,163)
                                         -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL SHARE TRANSACTIONS ..        11,862,338        (14,054,662)        (3,546,899)        11,520,669
                                         -----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS .......................        11,858,886        (14,060,324)        (3,547,379)        11,528,610

NET ASSETS
Beginning of period .................        70,345,247         84,405,571         29,656,634         18,128,024
                                         -----------------------------------------------------------------------
End of period .......................    $   82,204,133     $   70,345,247     $   26,109,255     $   29,656,634
                                         =======================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================================================
                                                                                              OHIO
                                                   OHIO INSURED                             TAX-FREE
                                                     TAX-FREE                             MONEY MARKET
                                                       FUND                                   FUND
                                         -----------------------------------------------------------------------
                                           SIX MONTHS                            SIX MONTHS
                                              ENDED              YEAR               ENDED             YEAR
                                           DECEMBER 31,         ENDED            DECEMBER 31,         ENDED
                                              2003             JUNE 30,             2003             JUNE 30,
                                           (UNAUDITED)           2003            (UNAUDITED)           2003
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...............    $    1,274,658     $    2,548,395     $    1,040,540     $    3,785,390
Net realized gains (losses) from
   security transactions ............          (157,636)           899,591                 --             31,700
Net change in unrealized appreciation/
   depreciation on investments ......          (271,174)         2,092,804                 --                 --
                                         -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ..................           845,848          5,540,790          1,040,540          3,817,090
                                         -----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .        (1,150,208)        (2,351,509)                --                 --
From net investment income, Class B .            (5,447)            (8,218)                --                 --
From net investment income, Class C .          (119,003)          (188,668)                --                 --
From net investment income, Retail ..                --                 --           (299,324)        (1,374,359)
From net investment income, Institutional            --                 --           (741,216)        (2,411,031)
From net realized gains, Class A ....          (542,257)          (332,541)                --                 --
From net realized gains, Class B ....            (3,447)            (1,419)                --                 --
From net realized gains, Class C ....           (71,180)           (31,146)                --                 --
                                         -----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ....        (1,891,542)        (2,913,501)        (1,040,540)        (3,785,390)
                                         -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...........        41,735,675        166,427,209                 --                 --
Reinvested distributions ............         1,065,591          1,811,604                 --                 --
Payments for shares redeemed ........       (44,697,588)      (165,318,707)                --                 --
                                         -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS A SHARE TRANSACTIONS ..        (1,896,322)         2,920,106                 --                 --
                                         -----------------------------------------------------------------------

CLASS B
Proceeds from shares sold ...........            62,444            136,163                 --                 --
Reinvested distributions ............             6,013              7,253                 --                 --
Payments for shares redeemed ........            (3,646)            (4,117)                --                 --
                                         -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
   SHARE TRANSACTIONS ...............            64,811            139,299                 --                 --
                                         -----------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
================================================================================================================
                                                                                              OHIO
                                                   OHIO INSURED                             TAX-FREE
                                                     TAX-FREE                             MONEY MARKET
                                                       FUND                                   FUND
                                         -----------------------------------------------------------------------
                                           SIX MONTHS                            SIX MONTHS
                                              ENDED              YEAR               ENDED             YEAR
                                           DECEMBER 31,         ENDED            DECEMBER 31,         ENDED
                                              2003             JUNE 30,             2003             JUNE 30,
                                           (UNAUDITED)           2003            (UNAUDITED)           2003
----------------------------------------------------------------------------------------------------------------
CLASS C
Proceeds from shares sold ...........    $      545,432     $    2,962,425     $           --     $           --
Reinvested distributions ............           137,431            172,491                 --                 --
Payments for shares redeemed ........          (395,146)          (860,392)                --                 --
                                         -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C
   SHARE TRANSACTIONS ...............           287,717          2,274,524                 --                 --
                                         -----------------------------------------------------------------------

RETAIL
Proceeds from shares sold ...........                --                 --        199,836,421        447,218,674
Reinvested distributions ............                --                 --            300,744          1,369,314
Payments for shares redeemed ........                --                 --       (181,252,095)      (503,873,010)
                                         -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM RETAIL SHARE TRANSACTIONS ...                --                 --         18,885,070        (55,285,022)
                                         -----------------------------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold ...........                --                 --        259,644,879        506,126,362
Reinvested distributions ............                --                 --             36,215            159,261
Payments for shares redeemed ........                --                 --       (285,863,112)      (450,864,267)
                                         -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM INSTITUTIONAL SHARE
   TRANSACTIONS .....................                --                 --        (26,182,018)        55,421,356
                                         -----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS      (2,589,488)         7,961,218         (7,296,948)           168,034

NET ASSETS
Beginning of period .................        67,379,311         59,418,093        421,929,562        421,761,528
                                         -----------------------------------------------------------------------
End of period .......................    $   64,789,823     $   67,379,311     $  414,632,614     $  421,929,562
                                         =======================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================================================
                                                       TAX-FREE                             TAX-FREE
                                                     INTERMEDIATE                         MONEY MARKET
                                                       TERM FUND                              FUND
                                         -----------------------------------------------------------------------
                                           SIX MONTHS                            SIX MONTHS
                                              ENDED              YEAR               ENDED             YEAR
                                           DECEMBER 31,         ENDED            DECEMBER 31,         ENDED
                                              2003             JUNE 30,             2003             JUNE 30,
                                           (UNAUDITED)           2003            (UNAUDITED)           2003
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...............    $      668,220     $    1,388,560     $       58,076     $      204,839
Net realized gains from security
   transactions .....................           126,017            537,468                 12              9,642
Net change in unrealized appreciation/
   depreciation on investments ......          (734,577)           888,456                 --                 --
                                         -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ..................            59,660          2,814,484             58,088            214,481
                                         -----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .          (596,931)        (1,246,317)           (43,855)          (181,440)
From net investment income, Class B .            (5,481)            (4,372)                --                 --
From net investment income, Class C .           (65,808)          (137,871)                --                 --
From net investment income, Class S .                --                 --            (13,911)           (24,361)
From net realized gains, Class A ....                --                 --                 --            (42,682)
                                         -----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ....          (668,220)        (1,388,560)           (57,766)          (248,483)
                                         -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...........         1,944,636         12,754,363         11,814,278         29,377,332
Reinvested distributions ............           447,310            947,167             42,885            220,138
Payments for shares redeemed ........        (3,753,642)       (13,135,382)       (13,960,761)       (31,715,452)
                                         -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS A SHARE TRANSACTIONS ..        (1,361,696)           566,148         (2,103,598)        (2,117,982)
                                         -----------------------------------------------------------------------

CLASS B
Proceeds from shares sold ...........           127,900            333,811                 --                 --
Reinvested distributions ............             1,411              2,412                 --                 --
Payments for shares redeemed ........           (31,005)           (15,334)                --                 --
                                         -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
   SHARE TRANSACTIONS ...............            98,306            320,889                 --                 --
                                         -----------------------------------------------------------------------

CLASS C
Proceeds from shares sold ...........           227,399          2,985,278                 --                 --
Reinvested distributions ............            42,271             89,088                 --                 --
Payments for shares redeemed ........          (579,496)        (1,743,501)                --                 --
                                         -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS C SHARE TRANSACTIONS ..          (309,826)         1,330,865                 --                 --
                                         -----------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
================================================================================================================
                                                       TAX-FREE                             TAX-FREE
                                                     INTERMEDIATE                         MONEY MARKET
                                                       TERM FUND                              FUND
                                         -----------------------------------------------------------------------
                                           SIX MONTHS                            SIX MONTHS
                                              ENDED              YEAR               ENDED             YEAR
                                           DECEMBER 31,         ENDED            DECEMBER 31,         ENDED
                                              2003             JUNE 30,             2003             JUNE 30,
                                           (UNAUDITED)           2003            (UNAUDITED)           2003
----------------------------------------------------------------------------------------------------------------
CLASS S
Proceeds from shares sold ...........    $           --     $           --     $   32,761,342     $   60,088,784
Reinvested distributions ............                --                 --             14,026             24,213
Payments for shares redeemed ........                --                 --        (38,132,215)       (41,426,045)
                                         -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS S SHARE TRANSACTIONS ..                --                 --         (5,356,847)        18,686,952
                                         -----------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS .......................        (2,181,776)         3,643,826         (7,460,123)        16,534,968
                                         -----------------------------------------------------------------------

NET ASSETS
Beginning of period .................        40,651,178         37,007,352         40,067,100         23,532,132
                                         -----------------------------------------------------------------------
End of period .......................    $   38,469,402     $   40,651,178     $   32,606,977     $   40,067,100
                                         =======================================================================

See accompanying notes to financial statements.

CALIFORNIA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                             -----------------------------------------------------------------------------------
Net investment income ................          0.001(A)       0.006          0.012          0.028          0.027          0.025
                                             -----------------------------------------------------------------------------------
Net realized gains on investments ....             --          0.000(A)       0.000(A)          --             --             --
                                             -----------------------------------------------------------------------------------
Dividends from net investment income .         (0.001)(A)     (0.006)        (0.012)        (0.028)        (0.027)        (0.025)
                                             -----------------------------------------------------------------------------------
Net asset value at end of period .....       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                             ===================================================================================
Total return .........................          0.26%(B)       0.65%          1.17%          2.84%          2.75%          2.56%
                                             ===================================================================================
Net assets at end of period (000's) ..       $ 82,204       $ 70,345       $ 84,406       $ 69,485       $ 62,900       $ 47,967
                                             ===================================================================================
Ratio of net expenses to
   average net assets ................          0.75%(B)       0.75%          0.75%          0.75%          0.75%          0.75%

Ratio of net investment income to
   average net assets ................          0.27%(B)       0.64%          1.13%          2.84%          2.72%          2.52%

(A)  Amount rounds to less than $0.0005.
(B)  Annualized.
See accompanying notes to financial statements.

FLORIDA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                             -----------------------------------------------------------------------------------
Net investment income ................          0.002(A)       0.008          0.017          0.033          0.030          0.026
                                             -----------------------------------------------------------------------------------
Net realized gains (losses) on investments         --          0.000(A)      (0.000)(A)         --             --             --
                                             -----------------------------------------------------------------------------------
Dividends from net investment income .         (0.002)(A)     (0.008)        (0.017)        (0.033)        (0.030)        (0.026)
                                             -----------------------------------------------------------------------------------
Net asset value at end of period .....       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                             ===================================================================================
Total return .........................          0.35%(B)       0.76%          1.66%          3.30%          3.05%          2.68%
                                             ===================================================================================
Net assets at end of period (000's) ..       $ 26,109       $ 29,657       $ 18,128       $ 16,690       $ 18,244       $ 21,371
                                             ===================================================================================
Ratio of net expenses to
   average net assets ................          0.75%(B)       0.69%          0.65%          0.65%          0.73%          0.75%

Ratio of net investment income to
   average net assets ................          0.35%(B)       0.77%          1.64%          3.26%          2.98%          2.58%

(A)  Amount rounds to less than $0.0005.
(B)  Annualized.
See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  12.36       $  11.94       $  11.89       $  11.45       $  11.74       $  12.37
                                             -----------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income .............           0.24           0.49           0.53           0.56           0.58           0.58
   Net realized and unrealized gains
      (losses) on investments ........          (0.08)          0.49           0.07           0.44          (0.29)         (0.34)
                                             -----------------------------------------------------------------------------------
Total from investment operations .....           0.16           0.98           0.60           1.00           0.29           0.24
                                             -----------------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income         (0.36)         (0.49)         (0.53)         (0.56)         (0.58)         (0.58)
   Distributions from net realized gains           --          (0.07)         (0.02)            --             --          (0.29)
                                             -----------------------------------------------------------------------------------
Total distributions ..................          (0.36)         (0.56)         (0.55)         (0.56)         (0.58)         (0.87)
                                             -----------------------------------------------------------------------------------

Net asset value at end of period .....       $  12.16       $  12.36       $  11.94       $  11.89       $  11.45       $  11.74
                                             ===================================================================================

Total return(A) ......................           1.33%(B)       8.43%          5.15%          8.88%          2.60%          1.81%
                                             ===================================================================================

Net assets at end of period (000's) ..       $ 56,862       $ 59,683       $ 54,348       $ 54,791       $ 59,600       $ 62,737
                                             ===================================================================================

Ratio of net expenses to
   average net assets ................           0.75%(C)       0.75%          0.75%          0.75%          0.75%          0.75%

Ratio of net investment income to
   average net assets ................           3.95%(C)       4.03%          4.47%          4.77%          5.08%          4.72%

Portfolio turnover rate ..............             30%(C)         24%            28%            20%            66%            26%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Not annualized.
(C)  Annualized.
See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS B
FINANCIAL HIGHLIGHTS
==================================================================================================
                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED           YEAR           YEAR         PERIOD
                                            DECEMBER 31,     ENDED          ENDED          ENDED
                                               2003         JUNE 30,       JUNE 30,       JUNE 30,
                                            (UNAUDITED)       2003           2002          2001(A)
--------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  12.40       $  11.95       $  11.88       $  11.76
                                             -----------------------------------------------------

Income (loss) from investment operations:
   Net investment income .............           0.20           0.40           0.46           0.11
   Net realized and unrealized gains (losses)
      on investments .................          (0.10)          0.52           0.09           0.12
                                             -----------------------------------------------------
Total from investment operations .....           0.10           0.92           0.55           0.23
                                             -----------------------------------------------------

Less distributions:
   Dividends from net investment income         (0.31)         (0.40)         (0.46)         (0.11)
   Distributions from net realized gains           --          (0.07)         (0.02)            --
                                             -----------------------------------------------------
Total distributions ..................          (0.31)         (0.47)         (0.48)         (0.11)
                                             -----------------------------------------------------

Net asset value at end of period .....       $  12.19       $  12.40       $  11.95       $  11.88
                                             =====================================================

Total return(B) ......................          0.87%(C)       7.89%          4.72%          1.98%(C)
                                             =====================================================

Net assets at end of period (000's) ..       $    369       $    308       $    161       $     40
                                             =====================================================

Ratio of net expenses to average net assets     1.50%(D)       1.50%          1.50%          0.50%(D)

Ratio of net investment income to
   average net assets ................          3.20%(D)       3.26%          3.69%          1.40%(D)

Portfolio turnover rate ..............            30%(D)         24%            28%            20%(D)


(A)  Represents  the period from the initial  public  offering of shares (May 1,2001) through
     June 30, 2001.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Annualized.
See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $  12.41       $  11.96       $  11.89       $  11.44       $  11.74       $  12.37
                                             -----------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ..............          0.20           0.40           0.44           0.47           0.49           0.49
   Net realized and unrealized gains
      (losses) on investments .........         (0.10)          0.52           0.09           0.45          (0.30)         (0.34)
                                             -----------------------------------------------------------------------------------
Total from investment operations ......          0.10           0.92           0.53           0.92           0.19           0.15
                                             -----------------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income .       (0.31)         (0.40)         (0.44)         (0.47)         (0.49)         (0.49)
   Distributions from net realized gains           --          (0.07)         (0.02)            --             --          (0.29)
                                             -----------------------------------------------------------------------------------
Total distributions ...................         (0.31)         (0.47)         (0.46)         (0.47)         (0.49)         (0.78)
                                             -----------------------------------------------------------------------------------

Net asset value at end of period ......      $  12.20       $  12.41       $  11.96       $  11.89       $  11.44       $  11.74
                                             ===================================================================================

Total return(A) .......................         0.87%(B)       7.89%          4.54%          8.15%          1.75%          1.05%
                                             ===================================================================================

Net assets at end of period (000's) ...      $  7,559       $  7,388       $  4,910       $  4,526       $  3,585       $  4,740
                                             ===================================================================================

Ratio of net expenses to
   average net assets .................         1.50%(C)       1.50%          1.50%          1.50%          1.50%          1.50%

Ratio of net investment income to
   average net assets .................         3.20%(C)       3.27%          3.72%          4.00%          4.42%          3.97%

Portfolio turnover rate ...............           30%(C)         24%            28%            20%            66%            26%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Not annualized.
(C)  Annualized.
See accompanying notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND - RETAIL
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                             -----------------------------------------------------------------------------------
Net investment income ................          0.002(A)       0.008          0.015          0.033          0.031          0.027
                                             -----------------------------------------------------------------------------------
Net realized gains (losses) on investments         --          0.000(A)      (0.000)(A)         --             --             --
                                             -----------------------------------------------------------------------------------
Dividends from net investment income ..        (0.002)(A)     (0.008)        (0.015)        (0.033)        (0.031)        (0.027)
                                             -----------------------------------------------------------------------------------
Net asset value at end of period .....       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                             ===================================================================================
Total return .........................          0.37%(B)       0.78%          1.47%          3.31%          3.09%          2.73%
                                             ===================================================================================
Net assets at end of period (000's) ..       $174,695       $155,810       $211,083       $211,564       $214,561       $214,691
                                             ===================================================================================
Ratio of net expenses to average net assets     0.75%(B)       0.75%          0.75%          0.75%          0.75%          0.75%

Ratio of net investment income to
   average net assets ................          0.36%(B)       0.79%          1.46%          3.29%          3.04%          2.68%

(A)  Amount rounds to less than $0.0005.
(B)  Annualized.
See accompanying notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                             -----------------------------------------------------------------------------------
Net investment income .................         0.003(A)       0.010          0.017          0.035          0.033          0.029
                                             -----------------------------------------------------------------------------------
Net realized gains (losses) on investments         --          0.000(A)      (0.000)(A)         --             --             --
                                             -----------------------------------------------------------------------------------
Dividends from net investment income ..        (0.003)(A)     (0.010)        (0.017)        (0.035)        (0.033)        (0.029)
                                             -----------------------------------------------------------------------------------
Net asset value at end of period ......      $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                             ===================================================================================
Total return ..........................         0.59%(B)       1.03%          1.72%          3.58%          3.35%          2.98%
                                             ===================================================================================
Net assets at end of period (000's) ...      $239,938       $266,120       $210,679       $185,381       $132,889       $176,106
                                             ===================================================================================
Ratio of net expenses to average net assets     0.50%(B)       0.50%          0.50%          0.50%          0.50%          0.50%

Ratio of net investment income to
   average net assets .................         0.58%(B)       1.02%          1.69%          3.52%          3.25%          2.93%

(A)  Amount rounds to less than $0.0005.
(B)  Annualized.
See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  11.64       $  11.22       $  11.05       $  10.68       $  10.87       $  11.12
                                             -----------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ..............          0.20           0.42           0.45           0.47           0.48           0.48
   Net realized and unrealized gains
      (losses) on investments .........         (0.17)          0.42           0.17           0.37          (0.19)         (0.25)
                                             -----------------------------------------------------------------------------------
Total from investment operations ......          0.03           0.84           0.62           0.84           0.29           0.23
                                             -----------------------------------------------------------------------------------

Dividends from net investment income ..         (0.20)         (0.42)         (0.45)         (0.47)         (0.48)         (0.48)
                                             -----------------------------------------------------------------------------------

Net asset value at end of period ......      $  11.47       $  11.64       $  11.22       $  11.05       $  10.68       $  10.87
                                             ===================================================================================

Total return(A) .......................         0.28%(B)       7.61%          5.73%          7.99%          2.75%          2.07%
                                             ===================================================================================

Net assets at end of period (000's) ...      $ 33,288       $ 35,176       $ 33,350       $ 35,698       $ 36,817       $ 47,899
                                             ===================================================================================

Ratio of net expenses to
   average net assets .................         0.99%(C)       0.99%          0.99%          0.99%          0.99%          0.99%

Ratio of net investment income to
   average net assets .................         3.47%(C)       3.66%          4.07%          4.31%          4.47%          4.33%

Portfolio turnover rate ...............           18%(C)         46%            58%            51%            41%            51%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Not annualized.
(C)  Annualized.
See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS B
FINANCIAL HIGHLIGHTS
==================================================================================================
                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED           YEAR           YEAR         PERIOD
                                            DECEMBER 31,     ENDED          ENDED          ENDED
                                               2003         JUNE 30,       JUNE 30,       JUNE 30,
                                            (UNAUDITED)       2003           2002          2001(A)
--------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  11.65       $  11.23       $  11.06       $  10.96
                                             -----------------------------------------------------

Income (loss) from investment operations:
   Net investment income .............           0.16           0.34           0.37           0.06
   Net realized and unrealized gains
      (losses) on investments ........          (0.17)          0.42           0.17           0.10
                                             -----------------------------------------------------
Total from investment operations .....          (0.01)          0.76           0.54           0.16
                                             -----------------------------------------------------

Dividends from net investment income .          (0.16)         (0.34)         (0.37)         (0.06)
                                             -----------------------------------------------------

Net asset value at end of period .....       $  11.48       $  11.65       $  11.23       $  11.06
                                             =====================================================

Total return(B) ......................         (0.09%)(C)      6.87%          4.96%          1.50%(C)
                                             =====================================================

Net assets at end of period (000's) ..       $    479       $    386       $     60       $     --(D)
                                             =====================================================

Ratio of net expenses to average net assets     1.74%(E)       1.73%          1.74%          0.00%(E)(F)

Ratio of net investment income to
   average net assets ................          2.72%(E)       2.82%          3.31%          3.56%(E)

Portfolio turnover rate ..............            18%(E)         46%            58%            51%(E)

(A)  Represents  the period from the initial  public  offering of shares (May 1, 2001) through
     June 30, 2001.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Class B shares net assets are less than $1,000.
(E)  Annualized.
(F)  Rounds to less than 0.005%.
See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  11.64       $  11.23       $  11.06       $  10.68       $  10.88       $  11.12
                                             -----------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ..............          0.16           0.33           0.37           0.39           0.40           0.40
   Net realized and unrealized gains
      (losses) on investments .........         (0.17)          0.41           0.17           0.38          (0.20)         (0.24)
                                             -----------------------------------------------------------------------------------
Total from investment operations ......         (0.01)          0.74           0.54           0.77           0.20           0.16
                                             -----------------------------------------------------------------------------------

Dividends from net investment income ..         (0.16)         (0.33)         (0.37)         (0.39)         (0.40)         (0.40)
                                             -----------------------------------------------------------------------------------

Net asset value at end of period ......      $  11.47       $  11.64       $  11.23       $  11.06       $  10.68       $  10.88
                                             ===================================================================================

Total return(A) .......................        (0.10%)(B)      6.71%          4.94%          7.27%          1.88%          1.40%
                                             ===================================================================================

Net assets at end of period (000's) ...      $  4,702       $  5,090       $  3,597       $  3,043       $  3,374       $  4,634
                                             ===================================================================================

Ratio of net expenses to
   average net assets .................         1.74%(C)       1.74%          1.74%          1.74%          1.74%          1.74%

Ratio of net investment income to
   average net assets .................         2.72%(C)       2.90%          3.30%          3.56%          3.72%          3.58%

Portfolio turnover rate ...............           18%(C)         46%            58%            51%            41%            51%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Not annualized.
(C)  Annualized.
See accompanying notes to financial statements.

TAX-FREE MONEY MARKET FUND - CLASS A
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                             YEAR ENDED JUNE 30,
                                               2003         --------------------------------------------------------------------
                                            (UNAUDITED)       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                             -----------------------------------------------------------------------------------
Net investment income .................         0.002(A)       0.008          0.017          0.034          0.032          0.027
                                             -----------------------------------------------------------------------------------
Net realized gains on investments .....            --          0.000(A)       0.000(A)          --             --             --
                                             -----------------------------------------------------------------------------------
Dividends from net investment income ..        (0.002)(A)     (0.008)        (0.017)        (0.034)        (0.032)        (0.027)
                                             -----------------------------------------------------------------------------------
Net asset value at end of period ......      $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                             ===================================================================================
Total return ..........................         0.46%(B)       0.99%          1.73%          3.45%          3.22%          2.75%
                                             ===================================================================================
Net assets at end of period (000's) ...      $ 19,272       $ 21,375       $ 23,532       $ 22,409       $ 25,194       $ 25,234
                                             ===================================================================================
Ratio of net expenses to average net assets     0.89%(B)       0.89%          0.89%          0.89%          0.89%          0.89%

Ratio of net investment income to
   average net assets .................         0.46%(B)       0.79%          1.71%          3.42%          3.15%          2.74%

(A)  Amount rounds to less than $0.0005.
(B)  Annualized.
See accompanying notes to financial statements.

TAX-FREE MONEY MARKET FUND - CLASS S
FINANCIAL HIGHLIGHTS
================================================================================
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED       PERIOD
                                                      DECEMBER 31,    ENDED
                                                          2003       JUNE 30,
                                                      (UNAUDITED)     2003(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .............   $  1.000      $  1.000
                                                       ----------------------
Net investment income ..............................      0.001(B)      0.001
                                                       ----------------------
Net realized gains on investments ..................         --         0.000(B)
                                                       ----------------------
Dividends from net investment income ...............     (0.001)(B)    (0.001)
                                                       ----------------------
Net asset value at end of period ...................   $  1.000      $  1.000
                                                       ======================
Total return .......................................      0.20%(C)      0.13%(C)
                                                       ======================
Net assets at end of period (000's) ................   $ 13,335      $ 18,692
                                                       ======================
Ratio of net expenses to average net assets ........      1.15%(C)      1.15%(C)

Ratio of net investment income to average net assets      0.19%(C)      0.31%(C)

(A) Represents the period from commencement of operations (February 3, 2003) through June 30, 2003.
(B)  Amount rounds to less than $0.0005.
(C)  Annualized.
See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (UNAUDITED)
================================================================================

1. ORGANIZATION

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund and the Tax-Free Money Market Fund (individually, a Fund, and collectively, the Funds) are each a separate series of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The California Tax-Free Money Market Fund seeks the highest level of current income exempt from federal and California income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term California municipal obligations issued by the State of California, its agencies and municipalities, that pay interest that is exempt from both federal income tax and California income tax.

The Florida Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities, that pay interest that is exempt from both federal income tax and the Florida intangible personal property tax.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily (at least 80% of assets) in high quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, that are protected by insurance guaranteeing the payment of principal and interest in the event of default.

The Ohio Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, that pay interest that is exempt from both federal income tax and Ohio personal income tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal. The Fund invests primarily in municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, rated within the three highest rating categories. The Fund may also invest in municipal obligations rated in the fourth highest category.

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Retail shares) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class B shares) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A, Class B and Class C share of the Funds represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which will cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets that are attributable to Class S shares). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation - California Tax-Free Money Market Fund, Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market
Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Insured Tax-Free Fund and Tax-Free Intermediate Term Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

Share valuation - The net asset value per share of the California Tax-Free Money Market Fund, Florida Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Insured Tax-Free Fund, Ohio Tax-Free Money Market Fund and the Tax-Free Intermediate Term Fund is also calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding attributable to that class.

The offering price per share of the California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Ohio Insured Tax-Free Fund and the Tax-Free Intermediate Term Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class B and Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Intermediate Term Fund, is equal to the net asset value per share. However, Class B and Class C shares of the Ohio Insured Tax-Free Fund and the Tax-Free Intermediate Term Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00% (if redeemed within a one-year period from the date of purchase), respectively, of the original purchase price.

Investment income - Interest income is accrued as earned and includes, where applicable, the pro rata amortization of premium or accretion of discount.

Distributions to shareholders - Dividends from net investment income are distributed daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

When-issued securities - The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At December 31, 2003, the market value of securities segregated for these types of transactions (Pasco, Co., FL, HFA MFH Rev. (Oak Trail Apts.)) for the Tax-Free Intermediate Term Fund was $1,056,040.

Allocations - Investment income earned by the Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of all classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated daily to each Fund based on the proportional share of each Fund's assets in relation to net assets of each Fund or another reasonable measure.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2003 and 2002 was as follows:

----------------------------------------------------------------------------------------------------------------
                                   CALIFORNIA TAX-FREE          FLORIDA TAX-FREE
                                      MONEY MARKET                MONEY MARKET               OHIO INSURED
                                          FUND                        FUND                   TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------
                                   2003          2002          2003          2002          2003          2002
From tax exempt income          $  491,486    $  970,870    $  198,377    $  315,641    $2,548,395    $2,745,313
From ordinary income                 5,753         4,531            --            --        16,402            --
From long-term capital gains            --            --            --            --       348,704        99,862
                                --------------------------------------------------------------------------------
                                $  497,239    $  975,401    $  198,377    $  315,641    $2,913,501    $2,845,175
                                ================================================================================
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                     OHIO TAX-FREE                  TAX-FREE                    TAX-FREE
                                      MONEY MARKET                INTERMEDIATE                MONEY MARKET
                                          FUND                      TERM FUND                     FUND
----------------------------------------------------------------------------------------------------------------
                                   2003          2002          2003          2002          2003          2002

From tax exempt income          $3,785,390    $7,360,312    $1,388,560    $1,515,899    $  205,531    $  404,760
From ordinary income                    --            --            --            --           673            --
From long-term capital gains            --            --            --            --        42,279            --
                                ================================================================================
                                $3,785,390    $7,360,312    $1,388,560    $1,515,899    $  248,483    $  404,760
                                ================================================================================
----------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

==========================================================================================
The  following  information  is computed on a tax basis for each item as of June 30, 2003:

------------------------------------------------------------------------------------------
                                             CALIFORNIA        FLORIDA
                                              TAX-FREE         TAX-FREE       OHIO-INSURED
                                            MONEY MARKET     MONEY MARKET       TAX-FREE
                                                FUND             FUND             FUND
------------------------------------------------------------------------------------------

Cost of portfolio investments ..........    $ 70,691,061     $ 29,663,242     $ 62,703,922

Gross unrealized appreciation ..........              --               --        5,896,969

Gross unrealized depreciation ..........              --               --          (87,097)
                                            ----------------------------------------------
Net unrealized appreciation/depreciation              --               --        5,809,872
                                            ==============================================
Capital loss carryforward ..............              --             (108)              --
                                            ==============================================
Undistributed ordinary income ..........              --               --           49,199
                                            ==============================================
Undistributed tax exempt income ........             540            9,157           74,010
                                            ==============================================
Undistributed long-term gains ..........             251               --          567,685
                                            ==============================================
Other temporary differences ............            (428)          (9,157)         (74,010)
                                            ==============================================
    Accumulated earnings (deficit) .....    $        363     $       (108)    $  6,426,756
                                            ==============================================
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                OHIO
                                              TAX-FREE        TAX-FREE          TAX-FREE
                                            MONEY MARKET    INTERMEDIATE      MONEY MARKET
                                                FUND          TERM FUND           FUND
------------------------------------------------------------------------------------------
Cost of portfolio investments ..........    $420,885,483     $ 39,559,115     $ 40,776,995

Gross unrealized appreciation ..........              --        2,780,760               --

Gross unrealized depreciation ..........              --          (20,591)              --
                                            ----------------------------------------------
Net unrealized appreciation/depreciation              --        2,760,169               --
                                            ==============================================
Capital loss carryforward ..............              --          (98,229)              --
                                            ==============================================
Undistributed ordinary income ..........          10,212               --            9,642
                                            ==============================================
Undistributed tax exempt income ........         147,404           29,366              558
                                            ==============================================
Undistributed long-term gains ..........           1,198               --               --
                                            ==============================================
Other temporary differences ............        (147,404)         (29,366)            (288)
                                            ==============================================
    Accumulated earnings (deficit) .....    $     11,410     $  2,661,940     $      9,912
                                            ==============================================
------------------------------------------------------------------------------------------

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing  differences  in the  recognition of capital losses under income tax  regulations and generally  accepted  accounting principles.

The capital loss  carryforwards as of June 30, 2003 in the table above expire as follows:

-----------------------------------------------------------------------------------------
                                                   AMOUNT    EXPIRATION DATE
-----------------------------------------------------------------------------------------
Florida Tax-Free Money  Fund .................    $   108    June 30, 2010
Tax-Free Intermediate Term Fund ..............    $98,229    June 30, 2009
-----------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the six months ended December 31, 2003:

--------------------------------------------------------------------------------
                                                   OHIO INSURED      TAX-FREE
                                                     TAX-FREE      INTERMEDIATE
                                                       FUND          TERM FUND
--------------------------------------------------------------------------------
Purchases of investment securities ..............  $  9,224,689     $ 3,482,322
                                                   ------------     -----------
Proceeds from sales and maturities of
        investment securities ...................  $ 12,240,849     $ 7,483,259
                                                   ------------     -----------
--------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisors, Inc. (the Advisor), the Trust's investment advisor, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, or Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Advisor, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT

Each Fund's investments are managed by the Advisor under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.40% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

The Trust and the Advisor have entered into an agreement to contractually limit operating expenses. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund:
California Tax-Free Money Market Fund - 0.75%; Florida Tax-Free Money Market Fund - 0.75%; Ohio Insured Tax-Free Fund - 0.75% for Class A shares, 1.50% for Class B and Class C shares; Ohio Tax-Free Money Market Fund - 0.75% for Retail shares and 0.50% for Institutional shares; Tax-Free Intermediate Term Fund - 0.99% for Class A shares, 1.74% for Class B and Class C shares; Tax-Free Money Market Fund, - 0.89% for Class A shares and 1.15% for Class S shares. The fee waivers and expense limitations will remain in effect until at least June 30, 2004.

Pursuant to this expense limitation agreement, during the six months ended December 31, 2003, the Advisor waived $87,192 of its advisory fees for the California Tax-Free Money Market Fund; waived $45,324 of its advisory fees for the Florida Tax-Free Money Market Fund; waived $110,860 of its advisory fees for the Ohio Insured Tax-Free Fund; waived $113,882 of its advisory fees for the Ohio Tax-Free Money Market Fund; waived $65,209 of its advisory fees for the Tax-Free Intermediate Term Fund; and waived $74,747 of its advisory fees for the Tax-Free Money Market Fund.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund based on the Fund's net assets.

TRANSFER AGENT AGREEMENT

The Trust has entered into a Transfer Agency Agreement between the Trust and Integrated, the Trust's transfer agent, shareholder service agent and accounting agent. Under the terms of the agreement, Integrated maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund, subject to a minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the  terms of the  Accounting  Services  Agreement  between  the Trust and
Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee per fund, based on average net assets, of each Fund subject to an additional monthly fee for each additional class of shares. In addition, each Fund pays certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $1,832 and $2,783 from underwriting and broker commissions on the sale of Class A shares of the Ohio Insured Tax-Free Fund and the Tax-Free Intermediate Term Fund, respectively, during the six months ended December 31, 2003. In addition, the Underwriter collected $258 and $403 of contingent deferred sales loads on the redemption of Class B shares and C shares of the Ohio Insured Tax-Free Fund and the Tax-Free Intermediate Term Fund, respectively.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund and Class A shares or Retail shares of all other Funds may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B Plan) and a Plan of Distribution (Class C Plan) under which Class B shares and Class C shares of the Ohio Insured Tax-Free Fund and the Tax-Free Intermediate Term Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under each of the Class B Plan and Class C Plan is 1.00% of average daily net assets attributable to Class B shares and Class C shares.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

===========================================================================================================

The Trust also has a Plan of  Distribution  (Class S Plan)  under  which Class S shares of the Tax-Free
Money Market Fund may  directly  incur or reimburse  the Advisor  or  the  Underwriter  for  expenses related  to the  distribution  and promotion of shares.  The annual  limitation  for payment of such expenses under the Class S Plan is 1.00% of  average  daily  net  assets  attributable  to such shares.  The current  distribution  expense fee for Class S shares is limited to 0.60% of average daily net assets attributable to such shares.

5. CAPITAL SHARE TRANSACTIONS

Capital share  transactions  for the California  Tax-Free Money Market Fund, the Florida  Tax-Free Money
Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free  Money  Market  Fund  are  identical to  the  dollar  value  of  those transactions  as shown in the Statements of Changes in Net Assets.
Proceeds and payments on capital  shares as shown in the  Statements of Changes in Net Assets for the Ohio Insured Tax-Free Fund and the Tax-Free  Intermediate  Term Fund are the result of the following capital share transactions:

--------------------------------------------------------------------------------------------------------------
                                                         OHIO INSURED               TAX-FREE INTERMEDIATE
                                                         TAX-FREE FUND                     TERM FUND
--------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS                        SIX MONTHS
                                                   ENDED             YEAR            ENDED             YEAR
                                                 DECEMBER 31,       ENDED          DECEMBER 31        ENDED
                                                    2003           JUNE 30,           2003           JUNE 30,
                                                 (UNAUDITED)         2003          (UNAUDITED)         2003
--------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold ...............................       3,480,668       13,664,501          170,717        1,109,990
Shares reinvested .........................          88,337          148,905           39,327           82,561
Shares redeemed ...........................      (3,719,964)     (13,536,660)        (329,340)      (1,142,195)
                                                 -------------------------------------------------------------
Net increase (decrease) in
   shares outstanding .....................        (150,959)         276,746          119,296          (50,356)
Shares outstanding, beginning of period ...       4,827,306        4,550,560        3,021,674        2,971,318
                                                 -------------------------------------------------------------
Shares outstanding, end of period .........       4,676,347        4,827,306        2,902,378        3,021,674
                                                 -------------------------------------------------------------

CLASS B
Shares sold ...............................           5,198           11,165           11,199           28,873
Shares reinvested .........................             497              595              124              210
Shares redeemed ...........................            (301)            (338)          (2,721)          (1,331)
                                                 -------------------------------------------------------------
Net increase in shares outstanding ........           5,394           11,422            8,602           27,752
Shares outstanding, beginning of period ...          24,874           13,452           33,112            5,360
                                                 -------------------------------------------------------------
Shares outstanding, end of period .........          30,268           24,874           41,714           33,112
                                                 -------------------------------------------------------------

CLASS C
Shares sold ...............................          45,242          241,986           19,952          261,362
Shares reinvested .........................          11,353           14,132            3,716            7,762
Shares redeemed ...........................         (32,619)         (70,921)         (50,864)        (152,387)
                                                 -------------------------------------------------------------
Net increase (decrease) in
   shares outstanding .....................          23,976          185,197          (27,196)         116,737
Shares outstanding, beginning of period ...         595,543          410,346          437,070          320,333
                                                 -------------------------------------------------------------
Shares outstanding, end of period .........         619,519          595,543          409,874          437,070
                                                 -------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6. PORTFOLIO COMPOSITION (UNAUDITED)

As of December 31, 2003, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Market Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from California income tax. The Florida Tax-Free Money Market Fund was 90.9% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from the Florida intangible personal property tax. As of December 31, 2003, 34.4% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio and 7.3% in the State of Kentucky. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of December 31, 2003, there were no concentrations of investments (10% or greater) in any one issuer.

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of December 31, 2003, 82.0% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 68.0% of its portfolio securities.

As of December 31, 2003, 47.5% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 31.5% were rated AA/Aa, 16.0% were rated A/A, and 5.0% were rated Baa/BBB.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

===================================================================================================================
The  concentration  of  investments  for  each  Fund as of  December  31,  2003, classified by revenue source, was as follows:

---------------------------------------------------------------------------------------------------------------------
                                 California      Florida                         Ohio
                                  Tax-Free       Tax-Free         Ohio         Tax-Free       Tax-Free       Tax-Free
                                   Money          Money         Insured         Money       Intermediate      Money
                                   Market         Market        Tax-Free        Market          Term          Market
                                    Fund           Fund           Fund           Fund           Fund           Fund
---------------------------------------------------------------------------------------------------------------------
General Obligations ............     2.3%           3.6%          66.1%          13.4%          30.3%          20.9%
                                   ---------------------------------------------------------------------------------
Revenue Bonds:
   Industrial Development/
      Pollution Control ........    11.1%           7.0%            --           10.2%           9.0%          17.8%
   Hospital/Health Care ........     3.5%          10.9%           8.5%          25.0%          15.8%           3.9%
   Utilities ...................    22.0%          11.4%           8.6%          18.2%           8.6%          19.1%
   Education ...................    10.1%          12.5%           7.9%           6.1%          10.2%           7.7%
   Housing/Mortgage ............    26.2%          40.7%           3.0%           6.6%          10.4%          12.5%
   Economic Development ........     0.7%           1.9%            --            7.0%            --            7.1%
   Public Facilities ...........    12.8%           6.1%            --            3.3%            --            5.1%
   Transportation ..............     7.8%           0.8%           3.4%           3.6%           7.1%            --
   Special Tax .................     2.9%            --             --            4.3%            --             --
   Miscellaneous ...............     0.6%           5.1%           2.5%           2.3%           8.6%           5.9%
                                   ---------------------------------------------------------------------------------
Total Investments ..............   100.0%         100.0%         100.0%         100.0%         100.0%         100.0%
                                   =================================================================================
---------------------------------------------------------------------------------------------------------------------

7. MERGER

On November 20, 2003,  the Board of Trustees of the Trust  approved an Agreement and Plan of Reorganization whereby
shares  of  the  Touchstone   Tax-Free Intermediate  Term Fund will be  exchanged  for  shares of the  Touchstone
Ohio Insured  Tax-Free  Fund  in a  tax-free  exchange.  The  Agreement  and  Plan of Reorganization is subject to shareholder approval.

CALIFORNIA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
=====================================================================================================================
 PRINCIPAL                                                                         COUPON    MATURITY        MARKET
  AMOUNT      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 16.6%                 RATE       DATE           VALUE
---------------------------------------------------------------------------------------------------------------------
$  200,000    Poway, CA, COP (City Office Bldg. Proj.) ........................     3.000    01/01/04    $    200,000
   185,000    California St. UT GO ............................................     6.300    02/01/04         185,771
   125,000    Oakland-Alameda Co., CA, Coliseum Auth. Lease Rev ...............     5.000    02/01/04         125,419
   425,000    California St. Pub. Wks. Brd. Lease Rev. Dept.
              Gen. Svcs. (Teale Data Ctr.) ....................................     2.000    03/01/04         425,674
   475,000    Coachella, CA, Wtr. Auth. Rev ...................................     2.000    03/01/04         475,658
   770,000    Imperial Co., CA, Trans. Auth. Sales Tax Rev ....................     2.000    03/01/04         771,070
   585,000    Norco, CA, Redev. Agy. Tax Allocation ...........................     2.000    03/01/04         585,957
   350,000    San Diego Co., CA, Reg. Trans. Comm. Sales Tax Rev ..............     6.000    04/01/04         354,311
   465,000    Trinity Co., CA, Pub. Util. Dist. COP ...........................     3.000    04/01/04         466,951
   100,000    Corona-Norco, CA, USD COP .......................................     4.000    04/15/04         100,848
   105,000    Alhambra, CA, Redev. Agy. Tax Allocation ........................     3.000    05/01/04         105,682
   150,000    Alhambra, CA, Redev. Tax Agy. Allocation Prerefunded @ 102 ......     5.350    05/01/04         155,131
   200,000    California St. UT GO Prerefunded @ 102 ..........................     6.000    05/01/04         207,279
   890,000    San Francisco, CA, City & Co. Arpt. Rev. Prerefunded @ 101 ......     6.000    05/01/04         913,274
   350,000    Long Beach, CA, Harbor Rev. Mandatory Put Ser. A ................     4.000    05/14/04         353,576
   300,000    Long Beach, CA, Harbor Rev. Mandatory Put Ser. B ................     4.000    05/14/04         303,201
   125,000    San Diego, CA, Pub. Fac. Fin. Auth. Swr. Rev ....................     4.600    05/15/04         126,627
   500,000    East Bay, CA, Muni. Util. Dist. Wtr. Sys. Rev. Prerefunded @ 102      6.300    06/01/04         520,815
   200,000    East Bay, CA, Muni. Util. Dist. Wtr. Sys. Rev. Prerefunded @ 102      6.500    06/01/04         208,480
   125,000    Fullerton, CA, Sch. Dist. COP ...................................     3.800    06/01/04         126,445
   100,000    San Mateo Co., CA, Trans. Dist ..................................     4.200    06/01/04         101,322
   100,000    Vallejo City, CA, USD COP .......................................     2.000    06/01/04         100,413
   200,000    Los Angeles, CA, USD UT GO ......................................     4.000    07/01/04         202,985
   370,000    Northern California Pwr. Agy. Pub. Pwr. Rev .....................     5.000    07/01/04         377,293
   255,000    Placer Co., CA, Wtr. Agy. Rev. COP ..............................     2.000    07/01/04         256,140
   175,000    Puerto Rico Commonwealth Prerefunded @ 101.5 ....................     6.450    07/01/04         182,254
   100,000    Puerto Rico Elec. Pwr. Auth. Rev ................................     5.000    07/01/04         101,965
   110,000    Puerto Rico Elec. Pwr. Auth. Rev. Prerefunded @ 102 .............     6.125    07/01/04         114,929
 1,000,000    Sacramento, CA, Cogeneration Auth. Rev.
              (Procter & Gamble Proj.) ........................................     7.000    07/01/04       1,029,732
   140,000    Sacramento, CA, USD UT GO .......................................     7.000    07/01/04         144,143
   100,000    California St. UT GO ............................................     5.400    08/01/04         102,520
   165,000    Healdsburg, CA, UT GO ...........................................     2.500    08/01/04         166,433
   500,000    Oakland-Alameda Co., CA, USD UT GO ..............................     5.000    08/01/04         511,374
   100,000    Puerto Rico Muni. Fin. Agy ......................................     5.000    08/01/04         102,291
   240,000    San Jose, CA, Redev. Agy. Tax Allocation ........................     4.750    08/01/04         245,215
   130,000    Sunnyvale, CA, Redev. Agy. Tax Allocation (Central Core Proj.) ..     2.000    08/01/04         130,722
   525,000    Orange Co., CA, Trans. Auth. Toll Rd. Rev .......................     2.000    08/15/04         528,081
   260,000    San Diego Co., CA, Ed. Fac. Auth. No. 1 Lease Rev ...............     2.000    08/15/04         261,526
   100,000    Cucamonga Co., CA, Wtr. Dist. COP ...............................     4.600    09/01/04         102,527
   140,000    Dinuba, CA, Redev. Agy. Tax Allocation
              (Merged City Redev. Proj. No. 2) ................................     2.000    09/01/04         140,923
   150,000    San Diego, CA, Redev. Agy. Tax Allocation (Centre City) .........     2.500    09/01/04         151,334
   250,000    Coalinga, CA, Pub. Fin. Auth. Loc. Oblig. Rev ...................     5.250    09/15/04         257,238
   250,000    California St. UT GO ............................................     5.000    10/01/04         257,255
   100,000    Contra Costa, CA, Wtr. Dist. Rev. Prerefunded @ 102 .............     5.700    10/01/04         105,482
   100,000    Inglewood, CA, USD 1998 Ser. B ..................................     2.000    10/01/04         100,713

CALIFORNIA TAX-FREE MONEY MARKET FUND
(CONTINUED)
=====================================================================================================================
  PRINCIPAL   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 16.6%                COUPON    MATURITY       MARKET
   AMOUNT     (CONTINUED)                                                           RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  145,000    Lodi, CA, COP (1996 Pub. Impt Fin. Proj.) .......................     5.100    10/01/04    $    149,338
   450,000    Los Angeles Co., CA, Pub. Wks. Fin. Auth. Rev ...................
              Prerefunded @ 102 ...............................................     6.000    10/01/04         475,297
   100,000    Los Angeles, CA, USD COP ........................................     4.000    10/01/04         102,207
   150,000    Culver City, CA, Redev. Fin. Auth. Rev ..........................     4.500    11/01/04         153,226
   240,000    California Statewide Cmntys. Dev. Auth. MFH Rev .................
              (Fountains Seacliff Apts.) ......................................     2.100    11/15/04         241,402
                                                                                                         ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS .............                          $ 13,608,449
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     FLOATING & VARIABLE DEMAND NOTES - 75.4%                              RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$1,310,000    ABAG Fin. Auth. for Nonprofit Corp., CA, COP, Ser. D ............     1.300    01/01/04    $  1,310,000
 1,500,000    Alameda Co., CA, IDA Rev. (PJs Lumber, Inc. Proj.) ..............     1.240    01/01/04       1,500,000
 1,025,000    Berkeley, CA, Rev. (Berkeley YMCA) ..............................     1.200    01/01/04       1,025,000
 3,010,000    California HFA MFH Rev ..........................................     1.280    01/01/04       3,010,000
   240,000    California Infrastructure & Econ. Dev. IDR
              (Metrotile Mfg. Proj.) ..........................................     1.600    01/01/04         240,000
 1,000,000    California PCR Fin. Auth. (Wst. Mgmt. Proj.) ....................     1.290    01/01/04       1,000,000
   300,000    California PCR Fin. Auth. Res. Recovery
              (Burney Forest Prod. Proj. A) ...................................     1.210    01/01/04         300,000
 2,000,000    California St. Dept. Wtr. Res. Pwr. Supply Rev ..................     1.330    01/01/04       2,000,000
   900,000    California Statewide Cmntys. Dev. Auth. (Univ. Retirement) ......     1.300    01/01/04         900,000
 2,500,000    El Monte, CA, COP (Cmnty. Impt. Proj.) ..........................     1.300    01/01/04       2,500,000
 1,500,000    Emeryville, CA, Redev. Agy. MFA Rev. (Bay St. Apts.) ............     1.260    01/01/04       1,500,000
 1,400,000    Hanford, CA, Swr. Rev ...........................................     1.800    01/01/04       1,400,000
 1,100,000    Irvine Ranch, CA, Wtr. Dist .....................................     1.116    01/01/04       1,100,000
 1,200,000    Irvine, CA, Impt. Brd. Act 1915 .................................     1.270    01/01/04       1,200,000
 1,000,000    Los Angeles, CA, Cmnty. Redev. Agy. MFH Rev. (Views at 270) .....     1.300    01/01/04       1,000,000
   200,000    Los Angeles, CA, Reg. Arpt. (LAX) ...............................     1.190    01/01/04         200,000
 1,700,000    Los Angeles, CA, Reg. Arpt. (LAX) ...............................     1.240    01/01/04       1,700,000
 3,000,000    Los Angeles, CA, Wtr. & Pwr. Rev ................................     1.200    01/01/04       3,000,000
   400,000    Los Angeles, CA, Wtr. & Pwr. Rev ................................     1.200    01/01/04         400,000
 2,250,000    Los Angeles, CA, Wtr. & Pwr. Rev ................................     1.270    01/01/04       2,250,000
 1,500,000    Orange Co., CA, Sani. Dist. COP .................................     1.270    01/01/04       1,500,000
 2,900,000    Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev ................     1.230    01/01/04       2,900,000
 1,450,000    Riverside Co., CA, IDA (Advance Business Graphics) ..............     1.400    01/01/04       1,450,000
 1,300,000    Riverside Co., CA, IDA (Advanced Business Graphics) Ser. B ......     1.400    01/01/04       1,300,000
 1,400,000    Sacramento Co., CA, MFH Rev .....................................     1.200    01/01/04       1,400,000
 2,800,000    Sacramento, CA, USD COP .........................................     1.250    01/01/04       2,800,000
 1,000,000    Salinas, CA, MFH Rev. (Brentwood Garden) ........................     1.200    01/01/04       1,000,000
   800,000    San Bernardino Co., CA, Capt. Impt. COP .........................     1.220    01/01/04         800,000
 1,000,000    San Francisco, CA, City & Co. Redev. Agy. MFA Rev.
              (Derek Silva Cmnty.) ............................................     1.300    01/01/04       1,000,000
   270,000    San Jacinto, CA, USD COP ........................................     1.200    01/01/04         270,000
 1,250,000    Sausalito, CA, MFH Rev. (Rotary Village Sr. Hsg.) ...............     1.250    01/01/04       1,250,000
 1,810,000    Sweetwater, CA, USD COP .........................................     1.200    01/01/04       1,810,000
   600,000    Upland, CA, Arpt. Dev. Rev. (Mtn. Springs) ......................     1.250    01/01/04         600,000
 2,000,000    ABAG Fin. Auth. Nonprofit Corps. MFH Rev. (Vintage Chateau) .....     1.200    01/07/04       2,000,000
   385,000    California Ed. Fac. Auth. Rev. (Mt. St. Mary's College) .........     1.250    01/07/04         385,000

CALIFORNIA TAX-FREE MONEY MARKET FUND
(CONTINUED)
=====================================================================================================================
  PRINCIPAL    FLOATING & VARIABLE DEMAND NOTES - 75.4%                            COUPON    MATURITY       MARKET
   AMOUNT      (CONTINUED)                                                          RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$1,000,000    California Health Fac. Auth. (Catholic Healthcare) ..............     1.250    01/07/04    $  1,000,000
   325,000    California Infrastructure & Econ. Dev. ..........................
              (Independent System Oper.) ......................................     1.250    01/07/04         325,000
 1,555,000    California PCR Fin. Auth. Sld. Wst. Disp ........................
              (Mission Trail Wst. Sys.) .......................................     1.250    01/07/04       1,555,000
   275,000    Huntington Park, CA, Pub. Fin. Auth. Lease Rev ..................     1.350    01/07/04         275,000
 2,060,000    Long Beach, CA, Brd. Fin. Auth. Lease Rev .......................
              (Long Beach Museum of Art) ......................................     1.070    01/07/04       2,060,000
 1,600,000    Modesto, CA, MFH Rev. (Westdale Commons) ........................     1.080    01/07/04       1,600,000
 2,000,000    San Francisco, CA, City & Co. Redev. Agy. MFA Rev ...............
              (Bayside Village Proj.) .........................................     1.220    01/07/04       2,000,000
 1,600,000    Vacaville, CA, IDA IDR (Leggett & Platt, Inc.) ..................     1.200    01/07/04       1,600,000
   400,000    California PCR Fin. Auth. Rev. (Southdown, Inc.) ................     1.100    01/15/04         400,000
 3,100,000    California PCR Fin. Auth. Rev. (Southdown, Inc.) Ser. B .........     1.100    01/15/04       3,100,000
                                                                                                         ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES ..........................                          $ 61,915,000
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     ADJUSTABLE RATE PUT BONDS - 3.6%                                      RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$3,000,000    ABN AMRO Munitops Trust Cert. 2003-26 ...........................     1.100    05/12/04    $  3,000,000
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     COMMERCIAL PAPER - 4.1%                                               RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$3,400,000    California Infras. Econ. Dev. Bank (Salvation Army) EDR .........     1.080    01/28/04    $  3,400,000
                                                                                                         ------------

              TOTAL INVESTMENT SECURITIES - 99.7%
              (Amortized Cost $81,923,449) ....................................                          $ 81,923,449

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% ....................                               280,684
                                                                                                         ------------

              NET ASSETS - 100.0% .............................................                          $ 82,204,133
                                                                                                         ============

See  accompanying  notes to  portfolio  of  investments  and notes to  financial statements.

FLORIDA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
=====================================================================================================================
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 23.3%                 RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  100,000    King Co., WA, Swr. LT GO Prerefunded @ 102 ......................     6.200    01/01/04    $    102,000
   125,000    Lee Co., FL, Hosp. Brd. Directors Rev. (Lee Mem. Health Sys.) ...     5.000    04/01/04         126,221
   250,000    Florida St. Brd. Ed. Cap. Outlay ................................     6.000    06/01/04         255,084
   100,000    Florida St. Brd. Ed. Cap. Outlay Prerefunded @ 101 ..............     6.000    06/01/04         103,026
   200,000    Florida State Brd. Ed. Cap. Outlay ..............................     4.000    06/01/04         202,442
   220,000    Missouri St. COP (Bonne Terre Prison) ...........................     4.000    06/01/04         222,220
   650,000    St. Petersburg, FL, Util. Tax Rev ...............................     5.000    06/01/04         660,616
   100,000    Florida St. Brd. Ed. Lottery Rev ................................     4.100    07/01/04         101,438
   150,000    Florida St. Brd. Ed. Lottery Rev ................................     5.000    07/01/04         152,909
   100,000    Florida St. Brd. Fin. Dept. General Svcs. Rev ...................     5.000    07/01/04         101,988
   375,000    Florida St. Brd. Fin. Dept. General Svcs. Rev. Escrowed to Call .     4.900    07/01/04         385,613
   200,000    Florida St. Dept. of Trans. Tpk. Auth. Rev ......................     5.500    07/01/04         204,356
   100,000    Florida St. UT GO (Dade Co. Rd.) Prerefunded @101 ...............     5.000    07/01/04         102,931
   150,000    Seminole Co., FL, Sch. Brd. COP Prerefunded @ 102 ...............     5.900    07/01/04         156,574
   150,000    Seminole Co., FL, Sch. Brd. COP Prerefunded @ 102 ...............     6.500    07/01/04         155,535
   170,000    Duval Co., FL, Sch. Dist ........................................     6.125    08/01/04         174,857
   250,000    Florida St. Dept. Corrections COP Prerefunded @ 102 .............     6.000    08/01/04         261,895
 1,080,000    Johnson Co., KY, Justice Ctr. BANS ..............................     1.300    08/01/04       1,080,001
   425,000    Florida St. Brd. Regt. Hsg. Rev .................................     2.500    10/01/04         429,200
   175,000    Palm Beach Co., FL, Wtr. & Swr. Rev .............................     2.000    10/01/04         176,079
   925,000    Tohopekaliga, FL, Wtr. Auth. Util. Sys. Rev .....................     2.000    10/01/04         931,462
                                                                                                         ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS .............                          $  6,086,447
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     FLOATING & VARIABLE DEMAND NOTES - 63.4%                              RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  600,000    Broward Co., FL, HFA MFH Rev. (Southern Pointe Proj.) ...........     1.200    01/01/04    $    600,000
   235,000    Dade Co., FL, IDA Rev. (Spectrum Programs, Inc. Proj.) ..........     1.300    01/01/04         235,000
 1,375,000    Duval Co., FL, HFA MFH Mtg. Rev. (Glades Apts. Proj.) ...........     1.200    01/01/04       1,375,000
   950,000    Duval Co., FL, HFA MFH Rev. (Sunbeam Rd. Proj.) .................     1.200    01/01/04         950,000
   200,000    Gulf Breeze, FL, Rev. (Local Govt.) .............................     1.150    01/01/04         200,000
   350,000    Gulf Breeze, FL, Rev. (Muni Bond) ...............................     1.150    01/01/04         350,000
   150,000    Jacksonville, FL, Health Facs. Rev. (River Garden Covers Proj.) .     1.200    01/01/04         150,000
   210,000    Manatee Co., FL, PCR (Florida Pwr. & Light Co. Proj.) ...........     1.330    01/01/04         210,000
 1,155,000    Orange Co., FL, Health Facs. (Adventist Health Sys.) ............     1.300    01/01/04       1,155,000
 1,400,000    Orlando & Orange Co., FL, Expwy. Auth. Rev ......................     1.200    01/01/04       1,400,000
   800,000    Palm Beach Co., FL, Rev. (Henry Morrison Flagler) ...............     1.120    01/01/04         800,000
 1,000,000    Palm Beach Co., FL, Rev. (Morse Oblig. Group) ...................     1.270    01/01/04       1,000,000
   500,000    Palm Beach Co., FL, Sch. Brd. COP ...............................     1.170    01/01/04         500,000
   200,000    Univ. of North Florida 1998 Parking Rev. Bonds ..................     1.300    01/01/04         200,000
 1,305,000    Broward Co., FL, HFA MFH Rev. (Fisherman's Landing) .............     1.100    01/07/04       1,305,000
   250,000    Broward Co., FL, HFA MFH Rev. (Jacaranda Village Apts.) .........     1.100    01/07/04         250,000
   300,000    Broward Co., FL, HFA MFH Rev. (Margate Invts. Proj.) ............     1.100    01/07/04         300,000
 1,115,000    Broward Co., FL, HFA MFH Rev. (Reflections Apts. Proj.) .........     1.100    01/07/04       1,115,000
   600,000    Clay Co., FL, HFA MFH Rev .......................................     1.100    01/07/04         600,000
   500,000    Clay Co., FL, HFA MFH Rev. (Bluff Hsg.) .........................     1.100    01/07/04         500,000
   765,000    Florida HFA MFH Rev. (Carlton Arms II Proj.) ....................     1.310    01/07/04         765,000
   500,000    Jacksonville, FL, Cap. Proj. Rev ................................     1.100    01/07/04         500,000

FLORIDA TAX-FREE MONEY MARKET FUND
(CONTINUED)
=====================================================================================================================
  PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES - 63.4%                             COUPON    MATURITY       MARKET
   AMOUNT     (CONTINUED)                                                           RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  500,000    Lee Co., FL, IDR Ed. Fac. Rev. (Canterbury Sch. Proj.) ..........     1.200    01/07/04    $    500,000
   605,000    Marion Co., FL, HFA Rev. (Paddock Apts.) ........................     1.100    01/07/04         605,000
   500,000    Palm Beach Co., FL, Rev. (Jewish Cmnty. Campus Proj.) ...........     1.150    01/07/04         500,000
   105,000    Pinellas Co., FL, Ed. Fac. Auth. Rev. (Canterbury) ..............     1.100    01/07/04         105,000
   240,000    Univ. of South Florida Fndtn., Inc. COP .........................     1.100    01/07/04         240,000
   150,000    Univ. of South Florida Fndtn., Inc. COP .........................     1.100    01/07/04         150,000
                                                                                                         ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES ..........................                          $ 16,560,000
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------

  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     ADJUSTABLE RATE PUT BONDS - 12.9%                                     RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  425,000    Corpus Christi, TX, IDC EDR (TX Air Invts. Co. Proj.) ...........     1.250    02/01/04    $    425,000
   540,000    Eastern Sts. Tax Exmp. Mtg. Brd. Tr. Adjustable Rate Ctfs .......     5.190    03/01/04         540,000
 1,400,000    Putnam Co., FL, Dev. Auth. PCR, Ser. H-1
              (Seminole Elec. Coop.) ..........................................     1.120    06/15/04       1,400,000
 1,000,000    ABN AMRO Munitops Trust Cert. (FL Dept. of Trans.) ..............     1.250    08/18/04       1,000,000
                                                                                                         ------------
              TOTAL ADJUSTABLE RATE PUT BONDS .................................                          $  3,365,000
                                                                                                         ------------
              TOTAL INVESTMENT SECURITIES - 99.6%
              (Amortized Cost $26,011,447) ....................................                          $ 26,011,447

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4% ....................                                97,808
                                                                                                         ------------
              NET ASSETS - 100.0% .............................................                          $ 26,109,255
                                                                                                         ============
See  accompanying  notes to  portfolio  of  investments  and notes to  financial statements.

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
=====================================================================================================================
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 92.8%                 RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  190,000    Cuyahoga Co., OH, Hosp. Rev. (Univ. Hosp.)
              Escrowed to Maturity ............................................     9.000    06/01/11    $    237,160
   365,000    Bexley, OH, CSD GO ..............................................     7.125    12/01/11         462,200
   250,000    Westerville, OH, GO .............................................     6.450    12/01/11         253,570
   500,000    Strongsville, OH, CSD GO ........................................     5.375    12/01/12         577,765
 1,095,000    West Clermont, OH, LSD GO, Prerefunded @ 102 ....................     6.900    12/01/12       1,230,035
   500,000    Ohio St. Bldg. Auth. Rev. (Juvenile Correctional Bldg.),
              Prerefunded @ 102 ...............................................     6.600    10/01/14         530,605
   530,000    Ottawa Co., OH, GO ..............................................     5.750    12/01/14         580,594
 1,000,000    Portage Co., OH, GO .............................................     6.200    12/01/14       1,064,000
   400,000    Warren, OH, Waterworks Rev ......................................     5.500    11/01/15         464,300
 1,000,000    Buckeye Valley, OH, LSD GO ......................................     6.850    12/01/15       1,250,200
 1,260,000    Cleveland, OH, Arpt. Sys. Rev ...................................     5.125    01/01/17       1,349,712
   750,000    Butler Co., OH, Trans. Impt. Dist ...............................     5.125    04/01/17         811,958
   415,000    Toledo, OH, Swr. Sys. Rev .......................................     6.350    11/15/17         440,987
    85,000    Toledo, OH, Swr. Sys. Rev .......................................     6.350    11/15/17          90,583
 1,000,000    Springfield, OH, CSD GO .........................................     5.000    12/01/17       1,087,570
   655,000    Twinsburg, OH, Park & Land GO ...................................     5.500    12/01/17         737,379
 1,000,000    Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) ............     5.250    10/01/18       1,093,730
 1,000,000    Univ. of Cincinnati, OH, General Receipts Rev ...................     5.750    06/01/19       1,142,210
 1,000,000    Lucas Co., OH, Hsg. Dev. Corp. (Northgate Apts.) ................     5.950    07/01/19       1,020,850
 1,000,000    Lorain Co., OH, Hosp. Rev. (Catholic Health Partners) ...........     5.500    09/01/19       1,104,360
 1,000,000    Lucas Co., OH, Hosp. Rev. (Promedia Health) .....................     5.625    11/15/19       1,121,730
 1,000,000    Avon Lake, OH, CSD GO ...........................................     5.500    12/01/19       1,124,910
 2,145,000    Brunswick, OH, CSD GO ...........................................     5.750    12/01/19       2,458,555
   745,000    Crawford Co., OH, GO ............................................     4.750    12/01/19         771,157
 2,000,000    Hamilton, OH, CSD GO ............................................     5.500    12/01/19       2,249,819
 1,250,000    Kings, OH, LSD GO ...............................................     5.950    12/01/19       1,456,288
 1,085,000    West Clermont, OH, LSD GO .......................................     5.000    12/01/19       1,158,118
   500,000    Akron, OH, GO ...................................................     5.800    11/01/20         569,865
   210,000    Butler Co., OH, GO ..............................................     5.250    12/01/20         229,509
 1,000,000    Greene Co., OH, Swr. Sys. Rev ...................................     5.625    12/01/20       1,127,110
 1,500,000    Nordonia Hills, OH, CSD GO ......................................     5.375    12/01/20       1,648,590
   715,000    Sylvania, OH, CSD GO ............................................     4.750    12/01/20         740,740
   850,000    West Chester Twp., OH, GO .......................................     5.000    12/01/20         899,708
 1,210,000    Cincinnati, OH, Tech. College Rev ...............................     5.250    10/01/21       1,313,733
   525,000    Kings, OH, LSD GO ...............................................     6.050    12/01/21         612,271
   500,000    Lake, OH, LSD GO (Stark Co.) ....................................     5.750    12/01/21         568,980
 1,000,000    Monroe, OH, LSD Sch. Impt. GO ...................................     5.000    12/01/21       1,053,630
 1,000,000    Summit Co., OH, GO Prerefunded @ 101 ............................     6.000    12/01/21       1,202,370
   700,000    Columbus-Polaris Hsg. Corp. Rev., Prerefunded @ 100 .............     7.400    01/01/22         867,888
 1,185,000    Akron, OH, Impt. GO .............................................     5.000    12/01/22       1,246,466
   700,000    Hamilton Co., OH, Swr. Sys. Rev .................................     4.750    12/01/22         718,928
   500,000    Morgan, OH, LSD GO ..............................................     5.750    12/01/22         569,365
 1,200,000    Ross Twp., OH, LSD GO ...........................................     5.000    12/01/22       1,262,244
 1,250,000    Scioto Valley, OH, LSD GO .......................................     5.650    12/01/22       1,411,850
   250,000    Ohio St. Higher Ed. Fac. Comm. Rev. (Xavier Univ.) ..............     5.000    05/01/23         260,783
 1,050,000    Harrison, OH, Wst. Wtr. Sys. Rev ................................     5.250    11/01/23       1,124,025

OHIO INSURED TAX-FREE FUND
(CONTINUED)
=====================================================================================================================
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 92.8%                 RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$1,000,000    Akron, OH, Var. Purp. GO ........................................     5.000    12/01/23    $  1,041,580
 1,000,000    Newark, OH, Var. Purp. GO .......................................     4.750    12/01/23       1,020,590
 1,000,000    Toledo, OH, CSD .................................................     5.000    12/01/23       1,043,670
 1,000,000    Hamilton, OH, CSD GO ............................................     5.625    12/01/24       1,118,000
 1,000,000    Hilliard, OH, CSD GO ............................................     5.750    12/01/24       1,123,070
 1,000,000    Kings, OH, LSD GO ...............................................     5.650    12/01/24       1,109,410
 1,250,000    Ohio St. Univ. General Receipts Rev .............................     5.750    12/01/24       1,403,838
 1,250,000    Fremont, OH, Var. Purp. GO ......................................     5.000    12/15/24       1,297,488
 1,750,000    Eaton, OH, CSD GO ...............................................     5.000    12/01/25       1,812,230
 1,500,000    Marysville, OH, EVSD GO .........................................     5.000    12/01/25       1,548,960
 1,000,000    Plain, OH, LSD GO ...............................................     5.000    12/01/25       1,031,140
 1,000,000    Hilliard, OH, CSD GO ............................................     5.750    12/01/28       1,119,950
   910,000    Licking Heights, OH, LSD GO .....................................     6.400    12/01/28       1,127,763
 1,000,000    Erie Co., OH, Hosp. Fac. Rev. (Fireland Reg. Med. Ctr.) .........     5.625    08/15/32       1,012,900
                                                                                                         ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS .............                          $ 60,108,989
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     FLOATING & VARIABLE DEMAND NOTES - 7.1%                               RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$1,595,000    Hamilton, OH, Elec. Rev .........................................     1.200    01/01/04    $  1,595,000
 1,700,000    Montgomery Co., OH, (Miami Valley Hosp.) ........................     1.300    01/01/04       1,700,000
 1,000,000    Ohio St. Univ. General Receipts Rev .............................     1.150    01/01/04       1,000,000
   300,000    Trumbull Co., OH, Healthcare Fac. Rev ...........................     1.350    01/01/04         300,000
                                                                                                         ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES ..........................                          $  4,595,000
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                                 MARKET
    AMOUNT    CASH EQUIVALENTS - 0.1%                                                                        VALUE
---------------------------------------------------------------------------------------------------------------------
$   56,000    Merrill Lynch Institutional Tax-Exempt Fund .....................                          $     56,000
                                                                                                         ------------

              TOTAL INVESTMENT SECURITIES - 100.0%
              (Amortized Cost $59,221,291) ....................................                          $ 64,759,989

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% ....................                                29,834
                                                                                                         ------------

              NET ASSETS - 100.0% .............................................                          $ 64,789,823
                                                                                                         ============

See  accompanying  notes to  portfolio  of  investments  and notes to  financial statements.

OHIO TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
=====================================================================================================================
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
    AMOUNT    FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 18.6%                 RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  795,000    American Muni. Pwr. OH, Inc. BANS (Brewster Village) ............     1.300    01/15/04    $    795,000
 1,250,000    Dover, OH, Muni. Elec. Sys. Impt. GO ............................     1.750    01/15/04       1,250,214
 1,400,000    Willard, OH, GO BANS ............................................     2.000    01/29/04       1,400,639
   970,000    American Muni. Pwr. OH, Inc. BANS (Woodsfield Village) ..........     1.400    02/05/04         970,000
   375,000    Hamilton, OH, CSD GO BANS .......................................     1.500    02/26/04         375,143
   255,000    Fairborn, OH, CSD GO BANS .......................................     2.000    03/02/04         255,274
 5,000,000    Galion, OH, CSD BANS ............................................     1.700    03/08/04       5,005,931
   280,000    American Muni. Pwr. OH, Inc. BANS (Bradner Village) .............     1.300    03/18/04         280,000
 1,200,000    American Muni. Pwr. OH, Inc. BANS (Lodi Village) ................     1.200    03/18/04       1,200,000
   550,000    Hamilton, OH, GO BANS ...........................................     2.000    03/25/04         550,939
   500,000    Crestline, OH, Swr. Impt. GO ....................................     1.680    03/31/04         500,526
   773,992    Licking Heights, OH, LSD GO BANS ................................     2.050    04/22/04         775,753
 2,937,833    Deerfield Twp., OH, GO BANS .....................................     1.550    05/13/04       2,940,477
   250,000    Miami Co., OH, Hosp. Fac. (Upper Valley Med. Ctr.) ..............     5.200    05/15/04         253,747
 3,450,000    Hillsboro, OH, CSD GO BANS ......................................     1.780    05/20/04       3,456,926
 4,260,000    Willard, OH, GO BANS ............................................     1.460    05/20/04       4,263,386
   783,800    London, OH, GO BANS .............................................     1.910    06/03/04         785,298
 3,000,000    Middletown, OH, CSD BANS ........................................     1.750    06/10/04       3,007,868
 3,300,000    Leipsic, OH, LSD BANS ...........................................     2.150    06/15/04       3,309,650
   700,000    American Muni. Pwr. OH, Inc. BANS (New Bremen Proj.) ............     1.300    07/08/04         700,000
   350,000    Bellefontaine, OH, BANS (South Main Street) .....................     1.560    07/29/04         350,616
   500,000    Chillicothe, OH, BANS ...........................................     1.630    07/29/04         501,082
 2,055,000    Clermont Co., OH, Wtr. Wrks. Rev ................................     1.200    08/01/04       2,055,000
   750,000    American Muni. Pwr. OH, Inc. BANS ...............................     1.300    08/05/04         750,000
 1,000,000    Liberty Twp., OH, BANS ..........................................     1.460    08/11/04       1,002,174
   500,000    Richland Co., OH, GO ............................................     1.470    08/11/04         501,114
   325,000    Hebron, OH, GO ..................................................     1.700    09/09/04         325,884
 2,140,680    Jackson Co., OH, BANS ...........................................     1.550    09/09/04       2,145,773
 2,000,000    Orange Village, OH, BANS ........................................     1.500    09/16/04       2,002,787
   500,000    Union Co., OH, Bldg. Renovation GO ..............................     1.420    09/16/04         500,944
 2,650,000    Hebron, OH, Wtr. Wrks. Rev. BANS ................................     1.850    09/29/04       2,660,701
   372,000    Richland Co., OH, BANS ..........................................     1.750    09/29/04         373,477
   450,000    Wilmington, OH, BANS ............................................     1.530    10/01/04         450,930
 4,300,000    American Muni. Pwr. OH, Inc. BANS (Genoa Proj.) .................     1.300    10/07/04       4,300,000
   830,000    American Muni. Pwr. OH, Inc. BANS (St. Mary's Proj.) ............     1.200    10/07/04         830,000
 1,500,000    Harrison Twp., OH BANS (Fire Station) ...........................     1.400    10/21/04       1,502,376
 1,070,000    Olmsted Falls, OH, BANS .........................................     1.450    10/21/04       1,072,120
   610,000    Granville, OH, BANS .............................................     1.460    10/27/04         611,285
 2,250,000    American Muni. Pwr. OH, Inc. BANS (Pioneer Village Proj.) .......     1.350    10/28/04       2,250,000
 3,320,000    American Muni. Pwr. OH, Inc. BANS ...............................     1.200    11/04/04       3,320,000
   575,000    American Muni. Pwr. OH, Inc. BANS (Yellow Springs Proj.) ........     1.400    11/04/04         575,000
   310,000    Marysville, OH, Swr. GO .........................................     1.680    11/10/04         310,863
 5,000,000    American Muni. Pwr. OH, Inc. BANS (Galion Proj.) ................     1.400    11/12/04       5,000,000
 1,495,000    American Muni. Pwr. OH, Inc. BANS (Monroeville Village) .........     1.400    11/18/04       1,495,000
   340,000    Akron, OH, Var. Purp ............................................     2.000    12/01/04         342,528
   475,000    Belmont Co., OH, GO .............................................     2.000    12/01/04         478,225
   625,000    American Muni. Pwr. OH, Inc. BANS (Amherst City Proj.) ..........     1.250    12/02/04         625,000
 1,635,000    American Muni. Pwr. OH, Inc. BANS (Bowling Green Proj.) .........     1.250    12/02/04       1,635,000
 4,129,300    Deerfield Twp., OH, BANS ........................................     1.580    12/02/04       4,138,643

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
=====================================================================================================================
  PRINCIPAL   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 18.6%                COUPON    MATURITY       MARKET
    AMOUNT    (CONTINUED)                                                           RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$1,115,000    American Muni. Pwr. OH, Inc. BANS (Edgerton Proj.) ..............     1.350    12/09/04    $  1,115,000
   570,000    American Muni. Pwr. OH, Inc. BANS (Oberlin Proj.) ...............     1.300    12/09/04         570,000
   655,000    Trenton, OH, BANS ...............................................     1.960    12/09/04         658,692
   590,000    Springboro, OH, BANS ............................................     1.600    12/16/04         591,390
                                                                                                         ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS .............                          $ 77,118,375
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
    AMOUNT    FLOATING & VARIABLE DEMAND NOTES - 77.1%                              RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  325,000    Akron, Bath & Copley, OH, Joint Twp. Hosp. Rev.
              (Visiting Nurse Svcs. Proj.) ....................................     1.350    01/01/04    $    325,000
 1,700,000    Ashtabula Co., OH, Hosp. Fac. Rev.
              (Ashtabula Co. Med. Ctr. Proj.) .................................     1.280    01/01/04       1,700,000
 4,000,000    Athens Co., OH, Port. Auth. Hsg. Rev.
              (Univ. Hsg. for Ohio, Inc. Proj.) ...............................     1.320    01/01/04       4,000,000
 1,885,000    Butler Co., OH, Hosp. Fac. Rev. (Berkley Square
              Retirement Ctr. Proj.) ..........................................     1.250    01/01/04       1,885,000
 2,800,000    Cambridge, OH, Hosp. Fac. Rev. (Southwestern Ohio Reg. Med.) ....     1.350    01/01/04       2,800,000
 1,095,000    Carroll Co., OH, Health Care Fac. Rev. (St. Johns Villa Proj.) ..     1.350    01/01/04       1,095,000
 6,600,000    Columbus, OH, GO ................................................     1.150    01/01/04       6,600,000
   300,000    Columbus, OH, Swr. Rev ..........................................     1.250    01/01/04         300,000
   135,000    Coshocton Co., OH, Hosp. Fac. Rev. (Echoing Hills
              Village, Inc. Proj.) ............................................     1.450    01/01/04         135,000
 1,640,000    Cuyahoga Co., OH, Civic Fac. Rev. (West Side Ecumenical) ........     1.350    01/01/04       1,640,000
   600,000    Cuyahoga Co., OH, EDR (The Cleveland Orchestra Proj.) ...........     1.300    01/01/04         600,000
10,000,000    Cuyahoga Co., OH, Health Care Fac. Rev.
              (Gardens of McGregor) ...........................................     1.300    01/01/04      10,000,000
 2,870,000    Cuyahoga Co., OH, IDR (S&R Playhouse Realty) ....................     1.100    01/01/04       2,870,000
 3,240,000    Delaware Co., OH, Health Care Fac. Rev. (Sarah Moore Home) ......     1.380    01/01/04       3,240,000
 1,670,000    Franklin Co., OH, EDR (Columbus Montessori Ed. Ctr.) ............     1.330    01/01/04       1,670,000
 2,245,000    Franklin Co., OH, EDR (Dominican Sisters) .......................     1.350    01/01/04       2,245,000
 1,810,000    Franklin Co., OH, Health Care Fac. Rev. (Heinzerling Fndtn.) ....     1.450    01/01/04       1,810,000
   960,000    Franklin Co., OH, Health Care Fac. Rev.
              (Lifeline Organ Procurement) ....................................     1.350    01/01/04         960,000
   825,000    Franklin Co., OH, Hosp. Rev. (US Health Corp.) ..................     1.180    01/01/04         825,000
   965,000    Franklin Co., OH, IDR (Ohio Girl Scouts) ........................     1.450    01/01/04         965,000
 1,800,000    Fulton, OH, IDR (Polycraft, Inc.) ...............................     1.590    01/01/04       1,800,000
 1,700,000    Geauga Co., OH, Health Care Fac. Rev. (Heather Hill Proj.) ......     1.330    01/01/04       1,700,000
   300,000    Hamilton Co., OH, EDR ...........................................     1.220    01/01/04         300,000
 1,178,900    Hamilton Co., OH, EDR (Cincinnati Assoc. for the
              Performing Arts) ................................................     1.250    01/01/04       1,178,900
 1,735,000    Hamilton Co., OH, EDR (Union Inst. Proj.) .......................     1.300    01/01/04       1,735,000
 2,865,000    Hamilton Co., OH, Health Care Fac. Rev. (Episcopal Proj.) .......     1.220    01/01/04       2,865,000
 4,000,000    Hamilton Co., OH, Hosp. Fac Rev. (Episcopal Retirement
              Proj.) Ser. B ...................................................     1.220    01/01/04       4,000,000
 1,350,000    Hamilton Co., OH, Hosp. Fac. Rev. (Beechwood Home Proj.) ........     1.250    01/01/04       1,350,000
   600,000    Hamilton Co., OH, Hosp. Fac. Rev. (Children's Hosp. Med. Ctr.) ..     1.220    01/01/04         600,000
 1,000,000    Hamilton Co., OH, Hosp. Fac. Rev. (Childrens Hosp. Med. Ctr.) ...     1.220    01/01/04       1,000,000
 6,200,000    Hamilton Co., OH, Hosp. Fac. Rev. (Drake Ctr., Inc.) ............     1.220    01/01/04       6,200,000

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
=====================================================================================================================
  PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES - 77.1%                             COUPON    MATURITY       MARKET
    AMOUNT    (CONTINUED)                                                           RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$4,700,000    Hamilton Co., OH, Hosp. Fac. Rev. (Episcopal
              Retirement Proj.) Ser. A ........................................     1.220    01/01/04    $  4,700,000
 5,920,000    Hamilton Co., OH, Sales Tax Floater Ctfs., Ser. 356 .............     1.290    01/01/04       5,920,000
15,405,000    Hamilton, OH, Elec. Rev .........................................     1.200    01/01/04      15,405,000
 2,944,000    Hamilton, OH, MFH Rev. (Knollwood Village Apts.) Ser. A .........     1.280    01/01/04       2,944,000
 1,963,000    Hamilton, OH, MFH Rev. (Knollwood Village Apts.) Ser. B .........     1.280    01/01/04       1,963,000
 2,623,000    Hancock Co., OH, MFM Rev. (Crystal Glen Apts. Proj. Phase II) ...     1.280    01/01/04       2,623,000
 4,805,000    Lima, OH, Hosp. Fac. & Impt. Rev. (Lima Mem. Hosp.) .............     1.350    01/01/04       4,805,000
   165,000    Lucas Co., OH, IDR (Assoc. Proj.) ...............................     1.550    01/01/04         165,000
   125,000    Lucas Co., OH, Rev. (Sunshine Children's Home) ..................     1.350    01/01/04         125,000
   770,000    Mahoning Co., OH, Health Care Fac. Rev. (Ohio Heart Institute) ..     1.450    01/01/04         770,000
 5,000,000    Mahoning Co., OH, Hosp. Fac. (Forum Health Oblig.) ..............     1.300    01/01/04       5,000,000
 2,510,000    Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ...........     1.280    01/01/04       2,510,000
 1,150,000    Mason, OH, Tax Increment Fin. Rev. (Central Park Proj.) .........     1.300    01/01/04       1,150,000
 1,900,000    Middleburg Heights, OH, Hosp. Rev. (Southwest Gen. Health) ......     1.320    01/01/04       1,900,000
   700,000    Montgomery Co., OH, (Miami Valley Hosp.) ........................     1.300    01/01/04         700,000
 1,235,000    Montgomery Co., OH, Health Care Rev. (Comm. Blood Ctr. Proj.) ...     1.450    01/01/04       1,235,000
 2,900,000    Montgomery Co., OH, Ltd. Oblig. Rev. (St.Vincent de Paul Proj.) .     1.320    01/01/04       2,900,000
 9,100,000    Ohio St. Air Quality (Ohio Edison) ..............................     1.300    01/01/04       9,100,000
   600,000    Ohio St. Air Quality Dev. Auth. PCR .............................     1.300    01/01/04         600,000
 1,900,000    Ohio St. Higher Ed. Fac. Comm. Rev ..............................     1.300    01/01/04       1,900,000
 1,575,000    Ohio St. Higher Ed. Fac. Rev. (Case Western Reserve Univ.) ......     1.300    01/01/04       1,575,000
   200,000    Ohio St. Higher Ed. Fac. Rev. (Malone College) ..................     1.350    01/01/04         200,000
 3,500,000    Ohio St. Higher Ed. Fac. Rev. (Pooled Fin.) .....................     1.400    01/01/04       3,500,000
   500,000    Ohio St. Higher Ed. Fac. Rev. (Pooled Fin.) .....................     1.400    01/01/04         500,000
 3,600,000    Ohio St. Higher Ed. Fac. Rev. (Pooled Fin.) .....................     1.400    01/01/04       3,600,000
 4,620,000    Ohio St. Turnpike Rev ...........................................     1.290    01/01/04       4,620,000
 1,545,000    Ottawa Co., OH, Hosp. Fac. Rev. (Lutheran Home of Mercy Proj.) ..     1.350    01/01/04       1,545,000
 5,200,000    Puerto Rico Childrens Trust Fund ................................     1.280    01/01/04       5,200,000
10,100,000    Puerto Rico Commonwealth Hwy. & Trans. Auth .....................     1.230    01/01/04      10,100,000
   400,000    Rickenbacker, OH, Port. Auth. Rev. (Rickenbacker
              Holdings, Inc.) .................................................     1.450    01/01/04         400,000
 1,100,000    Seneca Co., OH, Hosp. Fac. Rev. (St. Francis Home, Inc. Proj.) ..     1.320    01/01/04       1,100,000
 4,690,000    Sharonville, OH, IDR (Duke Realty Proj.) ........................     1.400    01/01/04       4,690,000
 1,550,000    Summit Co., OH, Health Care Fac. Rev. (Evant, Inc. Proj.) .......     1.350    01/01/04       1,550,000
   260,000    Summit Co., OH, IDR (Go-Jo Ind., Inc. Proj.) ....................     1.450    01/01/04         260,000
 5,000,000    Summit Co., OH, Port. Auth. Rev. (Summa Health Sys.
              Hosp. Proj.) ....................................................     1.320    01/01/04       5,000,000
11,950,000    Trumbull Co., OH, Health Care (Shepard of Valley Lutheran Home) .     1.350    01/01/04      11,950,000
 3,995,000    Univ. of Akron, OH, General Receipts ............................     1.050    01/01/04       3,995,000
 1,600,000    Warren Co., OH, IDR (Liquid Container Proj.) ....................     1.300    01/01/04       1,600,000
 1,540,000    Westlake, OH, EDR (Oaks Dev. Co. Proj.) .........................     1.350    01/01/04       1,540,000
 4,800,000    Woodlawn, OH, EDR (Goodwill Ind. Proj.) .........................     1.250    01/01/04       4,800,000
   265,000    Hamilton, OH, Elec. Rev .........................................     1.200    01/02/04         265,000
 2,155,000    Miami Co., OH, Hosp. Fac. Rev. (Upper Valley Med. Ctr.) .........     1.300    01/02/04       2,155,000
 2,400,000    ABN AMRO Munitops Trust Ctfs. (Westerville, OH CSD GO) ..........     1.180    01/07/04       2,400,000
   860,000    Centerville, OH, Health Care Rev. (Bethany Lutheran
              Village. Proj.) .................................................     1.220    01/07/04         860,000
 3,000,000    Cincinnati, OH, Port Auth. Rev. (Cincinnati Zoo Proj.) ..........     1.210    01/07/04       3,000,000

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
=====================================================================================================================
  PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES - 77.1%                             COUPON    MATURITY       MARKET
    AMOUNT    (CONTINUED)                                                           RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$3,000,000    Cleveland, OH, Arpt. Sys. Rev ...................................     1.170    01/07/04    $  3,000,000
10,000,000    Cleveland-Cuyahoga Co., OH, Port Auth. Rev ......................     1.150    01/07/04      10,000,000
 1,875,000    Cuyahoga Co., OH, Ed. Fac. Rev. (United Cerebral Palsy Assoc.) ..     1.250    01/07/04       1,875,000
   400,000    Delaware Co., OH, IDR (MRG Ltd. Proj.) ..........................     1.750    01/07/04         400,000
 1,270,000    Erie Co., OH, IDR (Toft Dairy, Inc.) ............................     1.250    01/07/04       1,270,000
   500,000    Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.) ........     1.250    01/07/04         500,000
   480,000    Hamilton Co., OH, EDR (Gen. Protestant Orphan Home) .............     1.280    01/07/04         480,000
   840,000    Hamilton Co., OH, Health Care Fac. Rev ..........................
              (Aloysius Orphanage Proj.) ......................................     1.250    01/07/04         840,000
 3,150,000    Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance) Ser. A ......     1.070    01/07/04       3,150,000
 1,300,000    Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance) Ser. B ......     1.120    01/07/04       1,300,000
 1,850,000    Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance) Ser. E ......     1.070    01/07/04       1,850,000
   400,000    Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance) Ser. F ......     1.120    01/07/04         400,000
 4,000,000    Lake Co., OH, Hosp. Fac. Rev. (Lake Hosp. Sys., Inc.) ...........     1.220    01/07/04       4,000,000
 1,725,000    Lorain Co., OH, IDR (EMH Med. Ctr. Proj.) .......................     1.250    01/07/04       1,725,000
   400,000    Meigs Co., OH, IDR (MRG Ltd. Proj.) .............................     1.750    01/07/04         400,000
 2,450,000    Middletown, OH, Dev. Rev. (Bishop Fenwick High Sch. Proj.) ......     1.200    01/07/04       2,450,000
 1,070,000    Monroe, OH, IDR (Magnode Corp.) .................................     1.600    01/07/04       1,070,000
 2,000,000    Montgomery Co., OH, EDR (Dayton Art Institute) ..................     1.200    01/07/04       2,000,000
 9,500,000    Ohio St. GO (Infrastructure Impt.) ..............................     1.120    01/07/04       9,500,000
 1,200,000    Ohio St. Infrastructure Impt. UT GO .............................     1.100    01/07/04       1,200,000
 9,215,000    Ohio St. Univ. General Receipts .................................     1.070    01/07/04       9,215,000
 6,550,000    Ohio St. Univ. General Receipts .................................     1.150    01/07/04       6,550,000
 1,000,000    Ohio St. Wtr. Dev. Auth. PCR (Cleveland Elec.) ..................     1.150    01/07/04       1,000,000
 1,300,000    Ohio St. Wtr. Dev. Auth. Rev ....................................     1.100    01/07/04       1,300,000
 2,050,000    Ohio St. Wtr. Dev. Auth. Rev. (Timken Co.) ......................     1.150    01/07/04       2,050,000
   400,000    Orrville, OH, Hosp. Fac. Rev. (Orrville Hosp.) ..................     1.220    01/07/04         400,000
 3,800,000    Puerto Rico Elec. Pwr. Auth. Rev. Muni. Secs. Trust Receipts ....     1.120    01/07/04       3,800,000
14,910,000    Puerto Rico Elec. Pwr. Auth. Rev. Muni. Secs. Trust Receipts ....     1.120    01/07/04      14,910,000
 3,525,000    Scioto Co., OH, Hosp. Rev. (VHA Cent, Inc.) Ser. B ..............     1.100    01/07/04       3,525,000
 3,625,000    Scioto Co., OH, Hosp. Rev. (VHA Cent, Inc.) Ser. F ..............     1.100    01/07/04       3,625,000
 2,315,000    Scioto Co., OH, Hosp. Rev. (VHA Cent., Inc.) Ser. E .............     1.100    01/07/04       2,315,000
 7,075,000    Scioto Co., OH, Hosp. Rev. (VHA Cent., Inc.) Ser. G .............     1.100    01/07/04       7,075,000
 2,500,000    Summit, OH, Civic Fac. Rev. (YMCA Proj.), Ser. 1997 .............     1.250    01/07/04       2,500,000
   400,000    Wyandot Co., OH, IDR (MRG Ltd. Proj.), Ser. 1985 ................     1.750    01/07/04         400,000
 2,500,000    Hamilton Co., OH, IDR (ADP System) ..............................     1.160    01/15/04       2,500,000
                                                                                                         ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES ..........................                          $319,788,900
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
    AMOUNT    ADJUSTABLE RATE PUT BONDS - 3.7%                                      RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$3,740,000    Cuyahoga Co., OH, IDR (Halle Office Bldg.) ......................     1.100    04/01/04    $  3,740,000
 1,090,000    Clermont Co., OH, EDR (John Q. Hammons Proj.) ...................     1.400    05/01/04       1,090,000
 2,435,000    Ohio St. HFA MFH (Lincoln Park) .................................     1.750    05/01/04       2,435,000
 2,760,000    Richland Co., OH, IDR (Mansfield Sq. Proj.) .....................     1.400    05/15/04       2,760,000
   810,000    Scioto Co., OH, Health Care Rev. (Hillview Retirement) ..........     1.300    06/01/04         809,934
 3,000,000    ABN AMRO Munitops Trust Ctfs. 1998-I8 (Cleveland Wtr. Wrks.) ....     1.250    06/10/04       3,000,000
   640,000    Gallia Co., OH, IDR (Jackson Pike Assoc.) .......................     1.300    06/15/04         640,000
   845,000    Clermont Co., OH, EDR (Eastgate Partnership) ....................     1.850    09/01/04         845,000
                                                                                                         ------------
              TOTAL ADJUSTABLE RATE PUT BONDS .................................                          $ 15,319,934
                                                                                                         ------------

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
=====================================================================================================================
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
    AMOUNT    COMMERCIAL PAPER - 0.5%                                               RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$2,000,000    Ohio St. Higher Ed. (Case Western Reserve Univ.) ................     0.900    01/05/04    $  2,000,000
                                                                                                         ------------

              TOTAL INVESTMENT SECURITIES - 99.9%
              (Amortized Cost $414,227,209) ...................................                          $414,227,209

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1% ....................                               405,405
                                                                                                         ------------

              NET ASSETS - 100.0% .............................................                          $414,632,614
                                                                                                         ============

See  accompanying  notes to  portfolio  of  investments  and notes to  financial statements.

TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
=====================================================================================================================
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
    AMOUNT    MUNICIPAL OBLIGATIONS - 97.8%                                         RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
              ALABAMA - 1.3%
$  450,000    Houston Co., AL, UT GO Warrants .................................     5.350    10/15/11    $    509,220
                                                                                                         ------------

              ARKANSAS - 2.1%
   775,000    Little Rock, AR, Healthcare Rev. (Baptist Health) ...............     5.000    09/01/14         820,299
                                                                                                         ------------

              CALIFORNIA - 0.8%
   300,000    California St. Dept. Wtr. Res. Pwr. Supply Rev ..................     1.270    01/01/04         300,000
                                                                                                         ------------

              COLORADO - 2.8%
 1,065,000    Superior Metro. Dist. No. 1 CO, Wtr. & Swr. ARPB
              Mandatory Put ...................................................     5.500    12/01/20       1,096,098
                                                                                                         ------------

              DISTRICT OF COLUMBIA - 0.3%
   100,000    Washington, DC, Convention Ctr. Auth. Dedicated Tax Rev .........     5.250    10/01/12         110,859
                                                                                                         ------------

              FLORIDA - 9.1%
   805,000    Florida HFA MFH Sr. Lien, Ser. I-1 ..............................     6.100    01/01/09         794,471
 1,000,000    Greater Orlando Aviation Auth. Orlando, FL, Arpt. Facs. Rev .....     5.250    10/01/09       1,112,389
 1,000,000    Pasco Co., FL, HFA MFH Rev. (Oak Trail Apts.) ...................     5.500    06/01/08       1,056,040
   455,000    Pensacola, FL, Arpt. Rev. .......................................     5.400    10/01/07         492,688
                                                                                                         ------------
                                                                                                            3,455,588
                                                                                                         ------------
              ILLINOIS - 1.6%
   500,000    Chicago, IL, Met. Wtr. Reclamation Dist. Escrowed to Maturity ...     7.000    01/01/11         611,845
                                                                                                         ------------

              INDIANA - 1.3%
   500,000    Indiana HFA Multi-Unit Mtg. Prog. Rev ...........................     6.600    01/01/12         506,220
                                                                                                         ------------

              KANSAS - 3.1%
 1,055,000    Sedgwick Co., KS, USD UT GO .....................................     5.000    11/01/10       1,188,479
                                                                                                         ------------

              KENTUCKY - 1.2%
   435,000    Madisonville, KY, Wtr. & Swr. Rev ...............................     4.250    09/01/15         451,734
                                                                                                         ------------

              MASSACHUSETTS - 0.9%
   345,000    Massachusetts St. Indl. Fin. Agy. Rev. (Hudner Assoc.) ..........     5.000    01/01/08         360,039
                                                                                                         ------------

              MISSISSIPPI - 2.6%
   250,000    Misissippi St. Capt. Impt. GO Prerefunded @ 100 .................     5.000    11/01/14         279,853
   335,000    Mississippi Business Fin. Corp. IDR (Bomaine Corp.) .............     5.200    05/01/11         344,869
   365,000    Mississippi Business Fin. Corp. IDR (Bomaine Corp.) .............     5.300    05/01/12         373,026
                                                                                                         ------------
                                                                                                              997,748
                                                                                                         ------------
              NEVADA - 3.2%
   700,000    Clark Co., NV, Impt. Dist .......................................     1.190    01/01/04         700,000
   480,000    Las Vegas, NV, Spl. Impt. Dist. SR Local Impt. ..................     5.250    06/01/12         527,798
                                                                                                         ------------
                                                                                                            1,227,798
                                                                                                         ------------

TAX-FREE INTERMEDIATE TERM FUND
(CONTINUED)
=====================================================================================================================
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
    AMOUNT    MUNICIPAL OBLIGATIONS - 97.8%                                         RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
              OHIO - 51.3%
$  275,000    Akron, OH, GO ...................................................     6.000    11/01/11    $    323,496
 1,000,000    Bowling Green St. Univ., OH, General Receipts ...................     5.750    06/01/12       1,147,650
   465,000    Cincinnati, OH, Police & Fireman's Disability GO ................     5.750    12/01/16         531,128
   680,000    Clermont Co., OH, GO ............................................     4.000    12/01/12         706,520
   325,000    Columbus, OH, GO ................................................     4.750    06/15/10         353,100
   374,530    Columbus, OH, Special Assessment GO .............................     5.050    04/15/08         411,863
 1,000,000    Cuyahoga Co., OH, Mtg. Rev. (West Tech. Apts. Proj.) ............     5.100    09/20/10       1,070,890
   415,000    Dublin, OH, Var. Purp. Impt. GO .................................     6.000    12/01/15         484,529
   500,000    Erie Co., OH, Hosp. Facs. Rev. (Fireland Reg. Med. Ctr.) ........     6.000    08/15/13         558,770
 1,005,000    Franklin Co., OH, Healthcare Rev. (First Comm. Village) .........     6.000    06/01/06       1,030,085
 1,075,000    Franklin Co., OH, Hosp. Rev. Impt. (Childrens Hosp. Proj.) ......     5.500    05/01/12       1,232,551
 1,000,000    Franklin Co., OH, Rev. (Online Computer Library Ctr.) ...........     4.650    10/01/11       1,062,410
 1,000,000    Hamilton Co., OH, Swr. Sys. Rev .................................     5.500    12/01/11       1,163,350
   590,000    Hubbard, OH, EVSD ...............................................     5.400    12/01/10         673,249
 1,000,000    Indian Hill, OH, EVSD GO ........................................     5.250    12/01/14       1,119,050
 1,000,000    Lorain Co., OH, Hosp. Rev. (Catholic Health) ....................     5.625    10/01/11       1,121,460
   480,000    Midview, OH, LSD COP ............................................     4.250    11/01/09         510,946
    45,000    Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.) ............     5.500    12/01/04          46,092
   500,000    Ohio St. IDR (Bomaine Corp. Proj.) ..............................     5.500    11/01/07         506,030
   275,000    Ohio St. Pub. Facs. Comm. Mental Health .........................     5.200    06/01/12         303,064
   540,000    Ohio St. Revitalization Proj ....................................     5.000    10/01/08         602,656
 1,000,000    Ohio St. Univ. General Receipts Rev .............................     5.125    12/01/11       1,114,780
 1,035,000    Reading, OH, Rev. (St. Mary's Ed. Institute) ....................     5.550    02/01/10       1,164,861
   515,000    South-Western CSD, OH, (Franklin & Pickway Co.) .................     5.000    12/01/12         580,317
   530,000    Toledo, OH, GO ..................................................     6.000    12/01/06         592,964
   660,000    West Chester Twp., OH, GO .......................................     5.500    12/01/14         750,856
   500,000    West Clermont, OH, LSD GO Partially Prerefunded @ 100 ...........     6.150    12/01/08         542,655
                                                                                                         ------------
                                                                                                           19,705,322
                                                                                                         ------------
              PENNSYLVANIA - 3.4%
   250,000    Lehigh Co., PA, IDA PCR (PPL Elec. Utils.) ......................     3.125    11/01/08         255,120
 1,000,000    Pennsylvania St. Higher Ed. Facs. (St. Josephs College) .........     5.000    05/01/11       1,063,410
                                                                                                         ------------
                                                                                                            1,318,530
                                                                                                         ------------
              SOUTH CAROLINA - 4.7%
 1,000,000    Richland Co., SC, (Intl. Paper Co.), Ser. A .....................     4.250    10/01/07       1,053,250
   725,000    Richland-Lexington, SC, Arpt. Dist. Rev. (Columbia Metro.) ......     6.000    01/01/08         755,784
                                                                                                         ------------
                                                                                                            1,809,034
                                                                                                         ------------
              TENNESEE - 2.5%
   835,000    Shelby Co., TN, Sports Auth. (Memphis Arena Proj.), Ser. A ......     5.500    11/01/13         956,609

              TEXAS - 5.6%
   500,000    Austin, TX, Hotel Occupancy Tax, Rev. Ref-Sub Lien ..............     5.750    11/15/12         571,740
   250,000    Dallas, TX, Twy. Auth. Sys. Rev .................................     5.000    01/01/18         275,940
   585,000    Denton Co., TX, Permanent Impt. GO ..............................     5.000    07/15/12         640,605
    77,048    Midland, TX, HFC Rev. Ser. A-2 ..................................     8.450    12/01/11          81,426
   515,000    Robinson, TX, ISD GO ............................................     5.750    08/15/10         588,382
    10,000    San Antonio, TX, Elec. & Gas Rev. Escrowed to Maturity ..........     5.000    02/01/12          11,217
                                                                                                         ------------
                                                                                                            2,169,310
                                                                                                         ------------

              TOTAL MUNICIPAL OBLIGATIONS .....................................                          $ 37,594,732
                                                                                                         ------------

TAX-FREE INTERMEDIATE TERM FUND
(CONTINUED)
=====================================================================================================================
  PRINCIPAL                                                                                                 MARKET
   AMOUNT     CASH EQUIVALENTS - 0.2%                                                                        VALUE
---------------------------------------------------------------------------------------------------------------------
$ 89,000      Merrill Lynch Institutional Tax-Exempt Fund .....................                          $     89,000
                                                                                                         ------------

              TOTAL INVESTMENT SECURITIES - 98.0%
              (Amortized Cost $35,658,140) ....................................                          $ 37,683,732

              OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0% ....................                               785,670
                                                                                                         ------------

              NET ASSETS - 100.0% .............................................                          $ 38,469,402
                                                                                                         ============

See accompanying notes to portfolio of investments and notes to financial statements.

TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
=====================================================================================================================
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 34.4%                 RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  140,000    Salt River, AZ, Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.,
              Prerefunded @ 102 ...............................................     5.000    01/01/04    $    142,800
   738,550    American Muni. Pwr. OH, Inc. BANS (Milan Village) ...............     1.400    01/15/04         738,550
   250,000    Deerfield Twp., OH, TANS ........................................     2.100    01/28/04         250,092
   130,000    Oklahoma City, OK, Arpt. Trust ..................................     4.800    02/01/04         130,387
   675,000    American Muni. Pwr. OH, Inc. BANS (Lakeview Village) ............     1.400    02/05/04         675,000
   300,000    Berkeley Co., WV, Pub. Svc. Dist. Wtr. Rev ......................     2.000    03/01/04         300,319
   500,000    Tennessee St. UT GO Prerefunded @ 101.5 .........................     5.650    03/01/04         511,086
   390,000    Avon Lake, OH, Wtr. Sys. Impt. BANS .............................     1.600    04/01/04         390,068
   300,000    Portsmouth, OH, Wtr. Sys. Rev ...................................     1.600    04/01/04         300,000
   200,000    Bloomville, OH, BANS ............................................     2.160    05/06/04         200,449
   735,000    Monroe, OH, BANS ................................................     1.800    05/06/04         736,002
   120,000    Lebanon, OH, BANS (Fire Dept. Impt.) ............................     1.650    05/20/04         120,159
   100,000    Kentucky St. Higher Ed. Student Ln. Corp. Insd. Student Ln. Rev .     5.200    06/01/04         101,377
   500,000    Spencerville, OH, BANS (Wtr. Sys. Impt.) ........................     1.950    06/02/04         500,630
 1,500,000    Leipsic, OH LSD BANS ............................................     2.150    06/15/04       1,504,386
   525,000    American Muni. Pwr. OH, Inc. BANS (Grafton Village) .............     1.250    06/17/04         525,000
   875,000    Blanchester, OH, Wtr. Sys. Impt. BANS ...........................     1.950    07/08/04         875,088
 1,000,000    Perkins Twp., OH, BANS ..........................................     2.000    07/28/04       1,000,000
   100,000    Agawam, MA, GO ..................................................     4.500    09/01/04         102,174
   240,000    Pataskala, OH, Bridge Impt. BANS ................................     1.830    09/23/04         240,568
   400,000    Bell Cmnty., CA, Tax Allocation Redev. Agy ......................     2.000    10/01/04         401,478
   100,000    Mississippi St. Brd. of Trustees of Instns. of Higher Learning ..     2.125    10/01/04         100,649
   300,000    North Randall, OH, Temp. Bonds (Emery Rd.) ......................     1.700    10/15/04         300,699
   500,000    American Muni. Pwr. OH, Inc. BANS (Galion Proj.) ................     1.400    11/12/04         500,000
   560,000    Goshen, IN, Cmnty. Schs. Land Acquisition .......................     2.300    01/01/05         563,029
                                                                                                         ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS .............                          $ 11,209,990
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     FLOATING & VARIABLE DEMAND NOTES - 51.0%                              RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  555,000    Arvada, CO, Wtr. Util. Rev ......................................     1.150    01/01/04    $    555,000
   460,000    Boone Co., KY, Indl. Bldg. Rev. (The Hennegan Co. Proj.) ........     1.300    01/01/04         460,000
   240,000    Boulder Co., CO, Dev. Rev. (Humane Society Inc.) ................     1.400    01/01/04         240,000
   100,000    California Statewide Cmntys. IDR (Amern Modular Sys. Proj.) .....     1.350    01/01/04         100,000
   100,000    Catawba Co., NC, Indl. Facs. (Lucky 7 Dev. Group) ...............     1.450    01/01/04         100,000
   100,000    Charlotte, NC, COPS (Convention Fac. Proj.) .....................     1.300    01/01/04         100,000
   545,000    Eden Prairie, MN, MFH Rev. (Lake Place Apts.) ...................     1.400    01/01/04         545,000
   480,000    Eupora, MS, IDR (Plymouth Tube Co. Proj.) .......................     1.650    01/01/04         480,000
   315,000    Fargo, ND, Coml. Dev. Rev. Ref. (Kelly Inns. Fargo Proj.) .......     1.450    01/01/04         315,000
   325,000    Greenwood, IN, EDR (Health Quest Realty) ........................     1.530    01/01/04         325,000
   130,000    Henderson, NV, Pub. Impt. MFH Rev. (Pueblo I), Ser. A ...........     1.200    01/01/04         130,000
   355,000    Illinois Dev. Auth. IDR (Hoda LLC) ..............................     1.550    01/01/04         355,000
   235,000    Indiana St. EDR (Earlham College) ...............................     1.450    01/01/04         235,000
   894,000    Indianapolis, IN, EDR (Pedcore Invts. Waterfront) ...............     1.590    01/01/04         894,000
   100,000    Irvine, CA, Impt. Brd. Act 1915 .................................     1.270    01/01/04         100,000
   220,000    Jefferson Co., MO, IDA IDR (GHF Holdings LLC Proj.) .............     1.550    01/01/04         220,000
   280,000    Lake Co., IL, Cmnty. Cons. Sch. Dist. No. 073 Hawthorn ..........     1.340    01/01/04         280,000

TAX-FREE MONEY MARKET FUND
(CONTINUED)
---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
   AMOUNT     FLOATING & VARIABLE DEMAND NOTES - 51.0%                              RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  450,000    Lancaster Co., NE, IDR (Garner Ind.) ............................     1.310    01/01/04    $    450,000
 1,060,000    Mankato, MN, IDR, Ser. 1998 (Sacco Family LP Proj.) .............     1.600    01/01/04       1,060,000
   110,000    Mississippi Bus. Fin. Corp. (Arch Aluminum & Glass) .............     1.500    01/01/04         110,000
   500,000    Municipal Secs. Trust Ctfs., Ser. 2001-160 (Florida Brd. of Ed.)      1.380    01/01/04         500,000
   300,000    Municipal Secs. Trust Ctfs., Ser. 2001-161 (Florida Brd. of Ed.)      1.380    01/01/04         300,000
   275,000    Port Kalama, WA, Pub. Corp. Port. (Conagra, Inc. Proj.) .........     1.400    01/01/04         275,000
   117,000    Portage, IN, EDR ................................................     1.410    01/01/04         117,000
   400,000    Putnam Co., FL, PCR Dev. Auth. (Florida Pwr. & Light Co. Proj.) .     1.330    01/01/04         400,000
 1,105,000    Salina, KS, Rev. (Salina Center Mall Ltd.) ......................     1.450    01/01/04       1,105,000
   500,000    Seminole Co., FL, IDA Health Fac ................................
              (Florida Living Nursing Center) .................................     1.430    01/01/04         500,000
   705,000    St. Louis, MO, Clearance Redev. Auth. (Lamment Bldg.) ...........     1.400    01/01/04         705,000
   300,000    Tarrant Co., TX, Health Fac. Dev. Corp. Rev .....................
              (Cumberland Rest Proj.) .........................................     1.320    01/01/04         300,000
 1,300,000    Univ. Athletic Assn., FL CAP Impt. Rev., (Univ. of Florida
              Stadium Proj.) ..................................................     1.350    01/01/04       1,300,000
 1,000,000    Cincinnati, OH, Port Auth. Rev. (Cincinnati Zoo Proj.) ..........     1.210    01/07/04       1,000,000
   100,000    East Carolina Univ. Rev. (Ficklen Stadium Proj.) ................     1.280    01/07/04         100,000
   500,000    Flowood, MS, MFM ................................................     1.120    01/07/04         500,000
   100,000    Knox, IN, EDR (J.W. Hicks, Inc. Proj.) ..........................     1.400    01/07/04         100,000
 1,200,000    Marion Co., FL, HFA Rev. (Paddock Apts.) ........................     1.100    01/07/04       1,200,000
   100,000    Northeastern PA, Hosp. & Edl. Auth. (Wyoming Vy. Healthcare) ....     1.200    01/07/04         100,000
 1,100,000    Scio Twp., MI, EDR (ADP Network) ................................     1.580    01/07/04       1,100,000
                                                                                                         ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES ..........................                          $ 16,656,000
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                        COUPON    MATURITY       MARKET
    AMOUNT    ADJUSTABLE RATE PUT BONDS - 14.2%                                     RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
$  490,000    Lexington-Fayette Co., KY, Urban Govt. Rev ......................
              (Providence Montessori) .........................................     2.250    01/01/04    $    490,000
   970,000    Pulaski Co., KY, Solid Wst. Disp. Rev. (East Kentucky Pwr.) .....     1.100    02/15/04         970,000
   480,000    Sabine River, TX, IDA (Northeast TX Elec. Corp.) ................     1.050    02/15/04         480,000
   570,000    Summit Co., OH, IDR (S.D. Myers, Inc. Proj.) ....................     1.800    02/15/04         570,000
   100,000    Portage Co., OH, IDR (Neidlinger Proj.) .........................     1.950    03/01/04         100,000
    95,000    Summit Co., OH, IDR (Keltec, Inc. Proj.) ........................     1.950    03/01/04          95,000
   440,000    Summit Co., OH, IDR (Struktol Co. America Proj.) ................     1.950    03/01/04         440,000
   115,000    Cuyahoga Co., OH, IDR (Halle Office Bldg.) ......................     1.100    04/01/04         115,000
   360,000    Newport, KY, Indl. Bldg. Rev. (Sumerel Tire Svc., Inc. Proj.) ...     2.500    06/01/04         360,000
 1,000,000    Westmoreland Co., PA, IDR (White Consolidated Industries) .......     1.320    06/01/04       1,000,000
                                                                                                         ------------
              TOTAL ADJUSTABLE RATE PUT BONDS .................................                          $  4,620,000
                                                                                                         ------------

              TOTAL INVESTMENT SECURITIES - 99.6%
              (Amortized Cost $32,485,990) ....................................                          $ 32,485,990

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4% ....................                               120,987
                                                                                                         ------------

              NET ASSETS - 100.0% .............................................                          $ 32,606,977
                                                                                                         ------------

See accompanying notes to portfolio of investments and notes to financial statements.

NOTES TO PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 2003
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at December 31, 2003.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

ARPB -  Adjustable Rate Put Bond
BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDR - Economic Development Revenue
EVSD - Exempted Village School District
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
ISD - Independent School District
LSD - Local School District
LT - Limited Tax
MFA - Multi-Family Authority
MFH - Multi-Family Housing
MFM - Multi-Family Mortgage
PCR - Pollution Control Revenue
TANS - Tax Anticipation Notes
USD - Unified School District
UT - Unlimited Tax
                                       52

ITEM 2.  CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosures and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)       Certification required by Item 10(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Touchstone Tax-Free Trust
            -------------------------------------------------------------------

By (Signature and Title)

/s/ Michael S. Spangler
-------------------------------------------------------------------------------
 Michael S. Spangler
 President

Date:  March 8, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Michael S. Spangler
-------------------------------------------------------------------------------
Michael S. Spangler
President

Date:  March 8, 2004

/s/ Terrie A. Wiedenheft
-------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  March 8, 2004